Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
July 31, 2020
(Unaudited)
ris
Shares Value
COMMON STOCKS — 82.0%
ARGENTINA — 0.4%
24,149 MercadoLibre, Inc.(a) ........... $ 27,158,448
AUSTRALIA — 1.9%
1,077,430 Accent Group Ltd. .............. 1,070,172
123,819 Adairs Ltd. ................... 218,410
608,555 Adelaide Brighton Ltd. .......... 955,978
121,540 Altium Ltd. ................... 2,839,682
569,285 Ansell Ltd. ................... 15,630,770
3,984,541 Aurelia Metals Ltd. ............. 1,562,007
1,131,053 Austal Ltd. ................... 2,670,810
396,079 Australian Pharmaceutical Industries
Ltd. ..................... 313,452
140,436 Base Resources Ltd.(a) ........... 20,945
544,689 BlueScope Steel Ltd. ............ 4,356,082
65,834 Brickworks Ltd. ................ 768,772
1 Castile Resources Pty Ltd.(a) ...... 0
186,755 Challenger Ltd. ................ 575,865
457,356 Champion Iron Ltd.(a) .......... 917,583
10,062 Citadel Group Ltd. (The) ......... 25,978
1,286 City Chic Collective Ltd.(a) ....... 3,124
125,430 Class Ltd. .................... 120,385
151,518 Cleanaway Waste Management Ltd. . 224,802
44,113 Codan Ltd. ................... 257,423
1,832,840 CSR Ltd. .................... 4,569,690
1,114,368 Dacian Gold Ltd.(a) ............ 262,622
134,080 Data#3 Ltd. .................. 541,411
124,899 Decmil Group Ltd. ............. 4,855
47,024 Downer EDI Ltd. .............. 137,508
83,332 Eclipx Group Ltd.(a) ............ 81,826
1,063,675 Estia Health Ltd. ............... 1,103,794
5,587 EVENT Hospitality and
Entertainment Ltd. ......... 29,627
1,099,683 Evolution Mining Ltd. ........... 4,697,850
2,714 Flight Centre Travel Group Ltd. .... 20,596
1,064,808 Gold Road Resources Ltd.(a) ...... 1,433,439
292,168 Harvey Norman Holdings Ltd. .... 772,383
17,072 Healius Ltd. .................. 39,574
12,182 Hotel Property Investments Trust
REIT ................... 24,875
1,550,146 Iluka Resources Ltd. ............ 10,058,639
494,636 Imdex Ltd. ................... 467,865
2,040,477 Independence Group NL ......... 6,716,297
479,360 Infomedia Ltd. ................ 632,706
98,519 Integrated Research Ltd. ......... 286,078
201,917 IPH Ltd. ..................... 1,069,997
103,294 Johns Lyng Group Ltd. .......... 177,697
277,152 Jupiter Mines Ltd. .............. 58,300
147,434 Kogan.com Ltd. ............... 1,753,956
364,347 MACA Ltd. .................. 243,166
1,018,687 Macmahon Holdings Ltd. ........ 185,161
23,600 Mastermyne Group Ltd. ......... 11,272
936,269 Mayne Pharma Group Ltd.(a) ..... 262,204
73,031 McMillan Shakespeare Ltd. ....... 461,049
58,898 McPherson's Ltd. .............. 123,984
Shares Value
AUSTRALIA (continued)
71,246 Metcash Ltd. .................. $ 137,396
374,044 Mineral Resources Ltd. .......... 6,887,585
14,378 MNF Group Ltd. .............. 55,898
41,696 Monash IVF Group Ltd. ......... 15,592
2,265,708 Mount Gibson Iron Ltd. ......... 1,144,464
876,650 Myer Holdings Ltd.(a) ........... 127,507
442,310 Navigator Global Investments Ltd. .. 417,765
109,115 Netwealth Group Ltd. ........... 937,072
134,837 Nickel Mines Ltd.(a) ............ 55,676
4,455,590 Orora Ltd. ................... 7,284,177
642,243 OZ Minerals Ltd. .............. 6,233,521
78,363 People Infrastructure Ltd. ........ 109,331
2,238,412 Perenti Global Ltd. ............. 1,916,503
1,753,469 Perseus Mining Ltd.(a) ........... 1,996,103
198,697 Pro Medicus Ltd. ............... 3,396,054
42,676 Qube Holdings Ltd. ............ 82,462
111,348 Quintis Ltd.(a)(b) .............. 0
4,407 Regional Express Holdings Ltd. .... 3,400
227,682 Regis Healthcare Ltd. ............ 215,291
1,119,109 Regis Resources Ltd. ............ 4,560,131
158,059 RPMGlobal Holdings Ltd.(a) ...... 106,316
845,706 Sandfire Resources NL ........... 2,874,254
271,079 SEEK Ltd. ................... 4,169,339
936,547 Sigma Healthcare Ltd. ........... 445,718
1,943,134 South32 Ltd. .................. 2,852,985
58,562 Southern Cross Electrical Engineering
Ltd. ..................... 17,815
260,160 Southern Cross Media Group Ltd. .. 30,172
9,368 Super Retail Group Ltd. .......... 59,210
1,136,200 Technology One Ltd. ............ 6,818,317
4,364 Tiger Resources Ltd.(a) .......... 1
82,876 TPG Telecom Ltd.(a) ............ 476,054
6,243 United Malt Grp Ltd.(a) ......... 17,906
12,192 Village Roadshow Ltd. ........... 18,942
66,626 Virgin Australia Holdings Ltd.(a)(b) . 0
521,584 Virgin Australia Holdings Ltd. - CVR
Shares(a)(b) ............... 0
84,049 Virtus Health Ltd. .............. 174,632
407,833 Vita Group Ltd. ............... 298,569
1,497,332 Vocus Group Ltd.(a) ............ 3,088,142
7,314 Webjet Ltd. ................... 14,605
1,085,952 Western Areas Ltd. ............. 1,862,832
330,627 Westgold Resources Ltd.(a) ....... 568,436
178,519 Whitehaven Coal Ltd. ........... 176,565
128,407,399
AUSTRIA — 0.0%
6,366 ANDRITZ AG ................ 213,735
1,515 Fabasoft AG .................. 47,936
869 Palfinger AG .................. 23,845
1,254 Rhi Magnesita NV ............. 40,860
63,543 S IMMO AG(a) ............... 1,111,778
16,189 Strabag SE .................... 477,307
10,825 Telekom Austria AG(a) .......... 81,271
595 UBM Development AG .......... 19,651
5,630 UNIQA Insurance Group AG ..... 35,588

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Shares Value
AUSTRIA (continued)
13,053 Vienna Insurance Group AG Wiener
Versicherung Gruppe(a) ...... $ 290,229
34,360 Zumtobel Group AG ............ 261,908
2,604,108
BELGIUM — 0.5%
1,466 Ackermans & van Haaren NV(a) ... 188,279
217,844 AGFA-Gevaert NV(a) ........... 883,174
6,754 Akka Technologies(a) ............ 140,620
823 Atenor ...................... 56,302
87,997 Barco NV .................... 1,733,594
8,544 Befimmo SA REIT ............. 387,571
9,386 Bekaert SA ................... 182,746
140,891 bpost SA(a) ................... 916,420
5,307 Colruyt S.A. .................. 308,214
12,200 Deceuninck NV - VVPR Strip(a)(b) . 0
48,491 D'ieteren SA .................. 2,617,660
19,889 EVS Broadcast Equipment SA ..... 360,557
263 Financiere de Tubize SA .......... 25,929
108,601 Galapagos NV(a) ............... 20,169,498
1,289 Gimv NV .................... 69,458
9,057 Intervest Offices & Warehouses NV
REIT ................... 233,277
3,505 Ion Beam Applications ........... 30,127
78,715 Orange Belgium SA ............. 1,317,978
1 Picanol ...................... 58
14,890 Proximus SADP ............... 306,303
2,854 Recticel SA ................... 28,898
354 Resilux ...................... 52,298
372 Roularta Media Group NV(a) ..... 5,113
1,273 Sioen Industries NV(a) .......... 26,111
780 Sofina SA .................... 218,476
3,172 Tessenderlo Group SA(a) ......... 94,208
10,715 Warehouses De Pauw CVA REIT ... 344,838
30,697,707
BERMUDA — 0.4%
385,000 Argo Group International Holdings
Ltd. ..................... 12,901,350
42,110 DHT Holdings, Inc. ............ 239,185
4,271 Enstar Group Ltd.(a) ............ 717,315
273,398 James River Group Holdings Ltd. ... 12,663,795
1,340,246 Pacific Andes International Holdings
Ltd.(a)(b) ................ 4,738
48,000 Peace Mark Holdings Ltd.(a)(b) .... 0
16,024 Third Point Reinsurance, Ltd.(a) ... 124,827
26,651,210
BRAZIL — 0.1%
117,132 Afya Ltd. - Class A(a) ............ 3,063,002
7,584 Banco Pan SA Preference Shares -
Preference Shares ........... 14,364
423,100 Cia Energetica de Minas Gerais - ADR 981,592
57,444 EDP - Energias do Brasil SA ...... 203,389
182,785 Embraer SA - ADR(a) ........... 1,056,497
24,400 Gerdau SA ................... 69,366
Shares Value
BRAZIL (continued)
20,461 IRB Brasil Resseguros S/A ........ $ 31,457
601 LOG Commercial Properties e
Participacoes SA ............ 4,285
5,930 Lojas Americanas SA ............ 34,706
19,126 Lojas Americanas SA - Preference
Shares ................... 125,281
17,799 Magazine Luiza SA ............. 274,190
8,931 Marfrig Global Foods SA(a) ....... 24,825
2,800 MRV Engenharia e Participacoes SA . 10,273
16,209 Natura & Co. Holding SA ........ 145,263
10,879 Notre Dame Intermedica Participacoes
SA ...................... 139,519
6,178,009
CANADA — 2.4%
76,215 Absolute Software Corp. ......... 901,299
77,400 AGF Management Ltd. - Class B ... 305,682
4,500 AirBoss of America Corp. ......... 82,679
77,600 Altus Group Ltd. ............... 2,471,474
251,100 Artis Real Estate Investment Trust
REIT ................... 1,475,350
10,605 Atlas Corp. ................... 75,402
13,800 Black Diamond Group Ltd.(a) ..... 17,824
269,600 BlackBerry Ltd.(a) .............. 1,278,107
44,600 Boardwalk Real Estate Investment
Trust REIT ............... 1,019,895
7,600 Boralex, Inc. - Class A ........... 198,249
11,200 Bridgemarq Real Estate Services .... 105,106
307,469 CAE, Inc. .................... 4,588,678
110,051 Canaccord Genuity Group, Inc. .... 639,215
9,110 Canadian Apartment Properties REIT 330,339
113,037 Canadian Western Bank .......... 1,924,106
13,800 Canfor Corp.(a) ............... 164,638
9,200 Canfor Pulp Products, Inc. ........ 37,914
11,192 CanWel Building Materials Group
Ltd. ..................... 48,797
44,300 Cascades, Inc. ................. 505,029
334,828 Celestica, Inc.(a) ............... 2,764,715
33,900 CI Financial Corp. .............. 465,937
3,777 Cineplex, Inc. ................. 22,558
26,670 City Office, Inc. REIT ........... 230,695
48,712 Cogeco Communications, Inc. ..... 3,713,088
700 Cogeco, Inc. .................. 42,597
82,300 Descartes Systems Group, Inc. (The)(a) 4,633,426
46,600 DIRTT Environmental Solutions(a) . 77,583
1,596,400 Dollarama, Inc. ................ 58,375,954
14,000 Dorel Industries, Inc. - Class B ..... 101,280
14,531 Dream Hard Asset Alternatives Trust -
Units .................... 50,988
24,315 Dream Office Real Estate Investment
Trust REIT ............... 357,432
57,184 DREAM Unlimited Corp. - Class A . 764,616
264 E-L Financial Corp. Ltd. ......... 137,178
16,600 Eldorado Gold Corp.(a) .......... 208,577
18,300 Element Fleet Management Corp. .. 153,564
51,800 Empire Co. Ltd. - Class A ........ 1,330,724

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Shares Value
CANADA (continued)
68,782 Enghouse Systems Ltd. .......... $ 3,898,049
22,300 Evertz Technologies Ltd. ......... 207,608
30,283 Exco Technologies Ltd. .......... 143,790
14,900 Finning International, Inc. ........ 212,468
486,500 First Quantum Minerals Ltd. ...... 4,111,523
100,519 Gran Colombia Gold Corp.(a) ..... 532,819
118,000 H&R Real Estate Investment Trust
REIT ................... 885,363
38,200 Hardwoods Distribution, Inc. ..... 491,956
7,650 Heroux-Devtek, Inc.(a) .......... 54,257
35,939 High Liner Foods, Inc. ........... 148,645
26,823 iA Financial Corp, Inc. .......... 941,794
934,174 IAMGOLD Corp.(a) ............ 4,652,186
2,288 International Petroleum Corp.(a) ... 4,407
52,978 Intertape Polymer Group, Inc. ..... 632,833
30,236 Kinaxis, Inc.(a) ................ 4,591,439
1,052,754 Kinross Gold Corp.(a) ........... 9,864,305
700 Lassonde Industries, Inc. - Class A .. 85,602
13,444 Leon's Furniture Ltd. ............ 134,395
43,800 Linamar Corp. ................ 1,308,000
96,972 Medical Facilities Corp. .......... 278,004
6,841 Metro, Inc. ................... 300,106
700 Molson Coors Canada, Inc. ....... 26,235
800 Morguard Corp. ............... 73,517
72,866 Morguard North American Residential
Real Estate Investment Trust
REIT ................... 848,095
228,692 Mullen Group Ltd. ............. 1,639,063
6,100 Neo Performance Materials, Inc. ... 45,404
42,850 Nexus Real Estate Investment Trust -
Unit .................... 45,747
88,640 Novagold Resources, Inc.(a) ....... 808,397
7,869 Open Text Corp. ............... 354,192
19,800 Pizza Pizza Royalty Corp. ......... 127,866
19,408 Polaris Infrastructure, Inc. ........ 207,345
14,700 Quarterhill, Inc. ............... 21,730
65,000 Quebecor, Inc. - Class B ......... 1,482,997
182,514 Real Matters, Inc.(a) ............ 4,060,560
3,100 Reitmans Canada Ltd. - Class A(b) .. 174
1,179 Richards Packaging Income Fund -
Units .................... 56,994
18,800 Richelieu Hardware Ltd. ......... 465,982
350,000 Ritchie Bros Auctioneers, Inc. ..... 16,198,000
91,300 Roxgold, Inc.(a) ............... 113,149
7,700 Russel Metals, Inc. .............. 103,130
85,100 Stantec, Inc. .................. 2,738,931
9,400 TFI International, Inc. ........... 407,875
41,036 Torex Gold Resources, Inc.(a) ..... 719,650
95,870 TransAlta Corp. ................ 626,990
142,990 Transcontinental, Inc. - Class A .... 1,648,263
38,000 True North Commercial Real Estate
Investment Trust REIT ...... 167,666
10,800 Uni-Select, Inc. ................ 61,763
12,800 Uranium Participation Corp.(a) .... 46,921
25,200 Wajax Corp. .................. 179,483
Shares Value
CANADA (continued)
22,594 Whitecap Resources, Inc. ......... $ 37,279
2,134 Winpak Ltd. .................. 74,800
60,166 Yamana Gold, Inc. .............. 390,790
156,859,232
CAYMAN ISLANDS — 0.0%
12,190 Consolidated Water Co. Ltd. ...... 149,571
CHILE — 0.0%
1,953 Empresa Nacional de
Telecomunicaciones SA ...... 13,926
15,798 Engie Energia Chile SA .......... 22,641
30,608 Inversiones Aguas Metropolitanas SA 26,684
5,649 Parque Arauco SA .............. 9,663
30,939 PAZ Corp. SA ................. 25,338
89,506 Sigdo Koppers SA .............. 104,632
405,463 Sociedad Matriz SAAM SA ....... 29,457
29,332 Socovesa SA .................. 8,212
240,553
CHINA — 2.6%
2,491 58.com, Inc. - ADR(a) ........... 137,927
8,945,000 Agricultural Bank of China Ltd. - H
Shares ................... 3,175,006
9,434,000 Aluminum Corp. of China Ltd. - H
Shares(a) ................. 2,433,437
6,000 BAIC Motor Corp. Ltd. - H Shares(c) 2,926
8,376,770 Bank of China Ltd. - H Shares ..... 2,789,540
4,722,000 Bank of Communications Co. Ltd. - H
Shares ................... 2,621,119
290,195 Baozun, Inc. - ADR(a) ........... 12,205,602
1,444,100 Better Life Commercial Chain Share
Co. Ltd. ................. 2,888,073
70,000 China Animal Healthcare Ltd.(a)(b) . 847
4,312,044 China Construction Bank Corp. - H
Shares ................... 3,144,043
2,987,500 China Galaxy Securities Co. Ltd. - H
Shares ................... 1,787,032
79,500 China Huiyuan Juice Group Ltd.(a)(b) 3,596
217,915 China Lesso Group Holdings Ltd. .. 421,601
3,819,300 China Minsheng Banking Corp. Ltd. -
H Shares ................. 2,405,589
2,650,500 China Railway Construction Corp.
Ltd. - H Shares ............ 2,119,964
4,945,000 China Railway Group Ltd. - H Shares 2,503,261
2,158,500 China Railway Tielong Container
Logistics Co. Ltd. .......... 1,804,423
164,000 China Taifeng Beddings Holdings Ltd.
(a)(b) .................... 0
5,888,000 China Telecom Corp. Ltd. - H Shares 1,748,299
86,400 China Zhongwang Holdings Ltd. ... 18,286
1,473,695 Chongqing Changan Automobile Co.
Ltd.(a) ................... 2,340,819
3,699,000 Chongqing Rural Commercial Bank
Co. Ltd. - H Shares ......... 1,499,408
19,508 CIFI Holdings Group Co. Ltd. .... 17,536

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Shares Value
CHINA (continued)
5,052,000 CSG Holding Co. Ltd. .......... $ 4,371,590
302,000 CT Environmental Group Ltd.(a)(b) 2,486
3,379,400 Daqin Railway Co. Ltd. .......... 3,141,138
1,978,905 FAW Jiefang Group Co. Ltd.(a) .... 3,833,909
646,900 Fujian Star-net Communication Co.
Ltd. ..................... 3,060,206
3,057,500 Greentown China Holdings Ltd. ... 3,564,270
115,376 Greentown Management Holdings Co.
Ltd.(a)(c) ................. 54,634
2,721,500 Guangxi Liugong Machinery Co. Ltd. 2,800,008
2,806,800 Guangzhou R&F Properties Co. Ltd. -
H Shares ................. 3,239,511
63,000 Harmonicare Medical Holdings Ltd.
(a) (b)(c) .................. 3,109
68,000 HOSA International Ltd.(a)(b) .... 477
128,700 Huishang Bank Corp. Ltd. - H Shares 42,373
34,319 I-Mab - ADR(a) ............... 1,096,492
5,202,000 Industrial & Commercial Bank of
China Ltd. - H Shares ....... 3,048,068
123,550 JD.com, Inc. - ADR(a) .......... 7,881,255
1,691,938 Jiangxi Copper Co. Ltd. - H Shares . 2,022,267
6,542,000 Kingdee International Software Group
Co. Ltd. ................. 18,094,060
1,829,600 MLS Co. Ltd. ................. 4,660,505
7,769,715 People's Insurance Co. Group of China
Ltd. (The) - H Shares ........ 2,527,956
6,812,000 Postal Savings Bank of China Co. Ltd.
- H Shares(c) .............. 3,752,999
261,000 Qunxing Paper Holdings Co. Ltd.(a)
(b) ...................... 0
67,000 Real Gold Mining Ltd.(a)(b) ...... 2,274
5,866,600 Shandong Nanshan Aluminum Co.
Ltd. ..................... 1,993,446
41,000 Shengjing Bank Co. Ltd. - H Shares(a)
(c) ...................... 37,558
1,346,000 Shenzhen Laibao Hi-tech Co. Ltd. .. 2,901,821
6,405 SINA Corp./China(a) ........... 258,442
4,238,500 Sino-Ocean Group Holding Ltd. ... 1,022,483
100,500 SOHO China Ltd.(a) ........... 37,358
255,000 Tenwow International Holdings Ltd.
(a)(b) .................... 2,346
1,381,167 Tongkun Group Co. Ltd. - Class A .. 2,858,617
201,000 Trony Solar Holdings Co. Ltd.(a)(b) . 0
1,392,100 UBS Beijing Hualian Hypermarket
Co. Ltd. - A Shares(a) ....... 997,273
4,773,200 UBS Rizhao Port Co. Ltd. - A
Shares(a) ................. 1,921,738
2,024,600 UBS Shandong Haihua Co. Ltd. - A
Shares(a) ................. 1,450,383
991,000 UBS Triangle Tyre Co. Pnote(a) .... 2,046,038
974,100 UBS Xiamen King Long Motor Group
Co. Ltd. - A Shares(a) ....... 697,826
2,893,700 Wuxi Taiji Industry Co. Ltd. ...... 4,776,846
2,721,200 Xiaomi Corp. - Class B(a)(c) ...... 5,216,707
66,012 Xingda International Holdings Ltd. . 13,407
Shares Value
CHINA (continued)
11,000 Xingfa Aluminium Holdings Ltd. ... $ 12,110
8,217 Xinyuan Real Estate Co. Ltd. - ADR 17,420
1,068,674 Xuji Electric Co. Ltd. ............ 2,458,509
104,500 Youyuan International Holdings Ltd.
(a)(b) .................... 658
2,492,200 Yunnan Aluminium Co. Ltd.(a) .... 2,423,718
2,168,800 Yunnan Copper Co. Ltd.(a) ....... 4,588,690
270,553 Zai Lab Ltd. - ADR(a) ........... 20,591,789
40,000 ZHEJIANG GLASS CO Ltd.(a)(b) . 0
4,149,400 Zoomlion Heavy Industry Science
and Technology Co. Ltd. - H
Shares(a) ................. 4,278,016
173,871,120
DENMARK — 1.1%
22,150 ALK-Abello A/S(a) ............. 6,284,976
5,957 Alm Brand A/S(a) .............. 60,684
8,231 Amagerbanken A/S(a)(b) ......... 0
137,837 Ambu A/S - Class B ............. 4,812,387
97 Brodrene A&O Johansen A/S -
Preference Shares ........... 7,660
22,092 Carlsberg A/S - Class B .......... 3,262,758
15,163 D/S Norden A/S ............... 228,955
48,572 DSV PANALPINA A/S .......... 6,646,378
59,834 FLSmidth & Co. A/S(a) .......... 1,785,630
67,969 Genmab A/S(a) ................ 23,395,371
234,295 GN Store Nord A/S ............. 14,407,973
16,275 H+H International A/S - Class B(a) . 279,162
15,686 INVISIO AB ................. 291,055
73,026 ISS A/S(a) .................... 1,126,967
165,902 Matas A/S(a) .................. 1,664,776
8,805 Nilfisk Holding A/S(a) ........... 120,365
4,279 North Media AS(a) ............. 37,873
900 Parken Sport & Entertainment A/S(a) 10,961
5,156 Per Aarsleff Holding A/S ......... 197,460
415 Rockwool International A/S - A Shares 121,651
8,111 Rockwool International A/S - B Shares 2,616,718
1,548 RTX A/S ..................... 57,488
4,787 Schouw & Co. A/S ............. 391,726
20,667 SimCorp A/S .................. 2,413,183
67,873 Spar Nord Bank A/S(a) .......... 559,198
2,492 TCM Group A/S(a) ............. 50,847
20,138 Vestas Wind Systems A/S ......... 2,581,389
8,340 Vestjysk Bank A/S(a) ............ 3,834
73,417,425
FINLAND — 0.4%
9,335 Aktia Bank Oyj(a) .............. 95,444
2,917 Alma Media Oyj ............... 25,382
7,013 Altia Oyj ..................... 66,020
4,578 Atria Oyj ..................... 45,958
7,792 Cargotec Oyj - B Shares .......... 232,347
21,137 Caverion Oyj(a) ............... 157,454
2,662 Elisa Oyj ..................... 157,880
1,931 eQ Oyj ...................... 29,707
10,333 Fiskars Oyj Abp ................ 144,379

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Shares Value
FINLAND (continued)
16,592 F-Secure Oyj(a) ................ $ 57,798
14,434 Harvia Oyj ................... 225,458
48,645 HKScan Oyj - A Shares(a) ........ 112,226
26,440 Kamux Corp. ................. 265,159
8,571 Kesko Oyj - A Shares ............ 174,567
5,286 Kojamo Oyj .................. 131,369
20,870 Lassila & Tikanoja Oyj .......... 320,547
6,367 Neles Oyj .................... 90,800
696 Olvi Oyj - A Shares ............. 34,702
56,281 Oriola Oyj - Class B ............ 122,338
3,583 Orion Oyj - Class A ............. 156,036
78,729 Orion Oyj - Class B ............. 3,434,882
1,442,714 Outotec Oyj .................. 9,311,140
9,104 QT Group Oyj(a) .............. 302,237
9,066 Raisio Oyj - V Shares ............ 33,169
1,052 Remedy Entertainment Oyj ....... 29,848
94,541 Sanoma Oyj .................. 1,059,097
1,890 Tikkurila Oyj ................. 30,702
3,578 Titanium Oyj ................. 36,496
100,278 Tokmanni Group Corp. .......... 1,881,344
72,779 Uponor Oyj .................. 1,218,925
52,644 Vaisala Oyj - A Shares ........... 1,931,951
133,027 Valmet Oyj ................... 3,726,939
7,589 Verkkokauppa.com Oyj .......... 46,355
95,617 YIT Oyj ..................... 555,619
26,244,275
FRANCE — 0.5%
2,335 AKWEL ..................... 36,902
3,011 Albioma SA ................... 134,607
646 Altarea SCA REIT .............. 88,631
521 Assystem SA .................. 13,095
72,428 Atos SE(a) .................... 6,193,273
369 Boiron SA .................... 14,496
4,368 Bonduelle SCA ................ 104,328
117 Burelle SA .................... 68,018
410,202 Cellectis SA(a) ................. 6,463,987
7,085 Coface SA(a) .................. 56,191
112,559 DBV Technologies SA - ADR(a) .... 462,618
263,601 Derichebourg SA ............... 762,165
6,116 Ekinops SAS(a) ................ 41,931
116 Electricite de Strasbourg SA ....... 14,940
685 Eurobio Scientific SA(a) .......... 8,721
3,274 Eutelsat Communications SA ...... 33,109
986 Exel Industries - A Shares(a) ....... 41,703
3,693 Fnac Darty SA(a) ............... 144,587
1,535 GL Events(a) .................. 19,876
1,062 Groupe Guillin ................ 26,281
5,483 Guerbet ..................... 193,954
954 Iliad SA ...................... 186,576
658 Infotel SA .................... 29,357
2,784 Ingenico Group SA(a) ........... 450,545
73,595 Innate Pharma SA(a) ............ 448,671
3,913 Ipsen SA ..................... 375,267
12,723 IPSOS ...................... 337,687
4,146 Kaufman & Broad SA ........... 179,000
Shares Value
FRANCE (continued)
15,679 Korian SA(a) .................. $ 642,730
10,392 Lagardere SCA(a) .............. 158,099
288 Laurent-Perrier ................ 25,432
1,403 Le Belier(a) ................... 62,494
39,783 Lectra ....................... 839,759
5,035 LISI(a) ...................... 113,196
2,926 LNA Sante SA ................. 176,549
19,885 Mersen SA(a) ................. 536,448
18,225 Metropole Television SA(a) ....... 220,103
39,547 Nexans SA(a) ................. 2,061,186
3,754 Nexity SA .................... 127,849
5,662 OSE Immuno(a) ............... 37,682
392 Plastivaloire(a) ................. 1,657
34,891 Quadient .................... 515,850
405,604 Rexel SA(a) ................... 4,813,988
11 Robertet SA .................. 11,989
10,443 Rothschild & Co.(a) ............ 266,428
1,466 Savencia SA(a) ................. 84,448
10,652 SCOR SE(a) .................. 274,151
1,761 Seche Environnement SA ......... 66,930
3,130 Somfy SA .................... 377,408
10,472 Sopra Steria Group(a) ........... 1,563,726
5,720 Suez 75,440
1,490 Synergie SA(a) ................. 35,096
2,721 Tarkett SA(a) .................. 33,939
73,922 Television Francaise 1(a) ......... 424,056
71,560 Valneva SE(a) ................. 398,098
7,245 Virbac SA(a) .................. 1,581,736
32,456,983
GEORGIA — 0.0%
5,317 Georgia Capital Plc(a) ........... 25,319
29,615 Telefonica Deutschland Holding AG 80,806
106,125
GERMANY — 1.3%
9,715 7C Solarparken AG ............. 40,532
51,859 ADVA Optical Networking SE(a) ... 432,238
382,844 AIXTRON SE(a) .............. 4,694,572
372,487 alstria office AG REIT(a) ......... 5,572,055
429 Amadeus Fire AG(a) ............ 49,575
1,930 Atoss Software AG .............. 233,950
2,317 Basler AG .................... 161,019
10,612 Bauer AG(a) .................. 116,529
979 Bertrandt AG ................. 36,474
48,978 Borussia Dortmund GmbH & Co.
KGaA ................... 322,718
21,468 Carl Zeiss Meditec AG ........... 2,246,825
9,690 CENTROTEC Sustainable AG(a) .. 160,802
267 Cewe Stiftung & Co. KGAA(a) .... 30,038
3,909 comdirect bank AG(a) ........... 63,294
6,346 Dermapharm Holding SE ........ 320,979
32,958 Deutsche EuroShop AG (a) ........ 488,590
173,571 Deutz AG(a) .................. 869,672
468 DMG Mori AG ................ 22,280

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Shares Value
GERMANY (continued)
13,608 Draegerwerk AG & Co. KGaA -
Preference Shares(a) ......... $ 1,282,729
4,916 Duerr AG .................... 134,668
16,664 Eckert & Ziegler Strahlen- und
Medizintechnik AG ......... 882,274
5,730 Elmos Semiconductor AG ........ 140,442
763 First Sensor AG ................ 35,498
38,306 Freenet AG ................... 653,827
1,498 Gerresheimer AG .............. 172,329
2,284 Gesco AG .................... 41,284
32,763 GFT Technologies SE ........... 406,338
9,793 Hamburger Hafen und Logistik AG(a) 169,137
2,876 Hapag-Lloyd AG(c) ............. 158,348
77,436 HelloFresh SE(a) ............... 4,203,376
12,195 Hornbach Baumarkt AG ......... 448,195
4,645 Hornbach Holding AG & Co. KGaA 446,972
4,998 Hypoport SE(a) ................ 2,344,811
5,143 Indus Holding AG .............. 175,675
3,832 Jenoptik AG .................. 96,029
1,150 Jungheinrich AG - Preference Shares(a) 35,125
23,664 KION Group AG .............. 1,808,549
29,590 Kloeckner & Co. SE(a) .......... 186,838
10,921 Krones AG ................... 663,518
239 KSB SE & Co. KGaA - Preference
Shares ................... 62,759
2,685 Mensch und Maschine Software SE . 147,306
83,863 METRO AG .................. 765,117
247,280 MorphoSys AG(a) .............. 31,744,213
3,171 New Work SE ................. 1,043,812
5,156 Nordex SE(a) ................. 53,377
9,167 Norma Group SE .............. 254,984
99 Paul Hartmann AG ............. 36,515
18,266 PNE AG ..................... 108,092
1,761 Rheinmetall AG ............... 166,497
4,516 SAF-Holland SE(a) ............. 30,543
9,975 Schaeffler AG - Preference Shares ... 72,773
907 Schaltbau Holding AG(a) ........ 28,497
438,227 Sirius Real Estate Ltd. ........... 423,105
8,880 Software AG .................. 412,799
2,388 STO SE & Co. KGaA - Preference
Shares ................... 273,019
253 SUESS MicroTec SE(a) .......... 3,674
39,468 Symrise AG ................... 4,933,938
470,413 TAG Immobilien AG ........... 12,369,246
23,650 Takkt AG(a) .................. 291,257
751 Traffic Systems SE .............. 28,501
8,618 VIB Vermoegen AG ............. 282,021
1,269 Villeroy & Boch AG - Preference
Shares ................... 16,667
19,733 Wuestenrot & Wuerttembergische AG 332,383
2,671 zooplus AG(a) ................. 462,131
84,691,330
Shares Value
GREECE — 0.1%
96 Alapis Holding Industrial
and Commercial SA of
Pharmaceutical Chemical
Products(a)(b) ............. $ 0
1,872,832 Alpha Bank AE(a) .............. 1,177,760
2,818,956 Eurobank Ergasias SA(a) ......... 1,204,676
744,117 National Bank of Greece SA(a) ..... 986,977
282,653 OPAP SA .................... 2,560,527
22,848 Proton Bank SA(a)(b) ........... 0
12,534 T Bank SA(a)(b) ............... 0
31,091 TT Hellenic Postbank SA(a)(b) .... 0
5,929,940
HONG KONG — 0.6%
1,241,693 Allied Properties HK Ltd. ........ 306,150
210,000 Analogue Holdings Ltd. .......... 26,580
386,000 APT Satellite Holdings Ltd. ....... 119,624
10,000 Asia Financial Holdings Ltd. ...... 4,725
74,000 Associated International Hotels Ltd. . 139,381
6,000 Beijing Enterprises Water Group Ltd. 2,550
504,000 Bel Global Resources Holdings Ltd. (a)
(b) ...................... 0
776,000 Bright Smart Securities &
Commodities Group Ltd. ..... 192,496
289,000 Brightoil Petroleum Holdings Ltd.(a)
(b) ...................... 10,490
867,571 Build King Holdings Ltd. ........ 80,708
28,000 Camsing International Holding Ltd.(a)
(b) ...................... 786
7,036,000 Champion REIT ............... 3,733,157
149,076 Cheuk Nang Holdings Ltd. ....... 69,177
69,873 Chevalier International Holdings Ltd. 87,323
6,000 China Boton Group Co. Ltd.(a) .... 1,417
525,600 China Fiber Optic Network System
Group Ltd.(a)(b) ........... 3,560
6,603,000 China High Precision Automation
Group Ltd.(a)(b) ........... 0
193,200 China Metal Recycling Holdings Ltd.
(a)(b) .................... 0
310,000 China Oil & Gas Group Ltd.(a) .... 9,219
24,000 China Overseas Grand Oceans Group
Ltd. ..................... 14,513
142,000 China State Construction
Development Holdings Ltd. ... 8,898
2,612,000 China Unicom Hong Kong Ltd. ... 1,452,863
675,322 Chow Sang Sang Holdings
International Ltd. .......... 719,887
237,500 Chuang's Consortium International
Ltd. ..................... 30,016
4,932,000 CITIC Telecom International
Holdings Ltd. ............. 1,565,573
2,451,312 COSCO SHIPPING Ports Ltd. .... 1,278,511
3,008,228 Cowell e Holdings, Inc. .......... 1,305,579
762,000 CP Pokphand Co. Ltd. .......... 72,815
87,840 Dah Sing Banking Group Ltd. ..... 79,415

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Shares Value
HONG KONG (continued)
283,299 Dah Sing Financial Holdings Ltd. .. $ 782,886
244,000 DBA Telecommunication Asia
Holdings Ltd.(a)(b) ......... 11,982
168,234 EganaGoldpfeil Holdings Ltd.(a)(b) . 0
122,416 Emperor International Holdings Ltd. 19,281
2,900,000 Emperor Watch & Jewellery Ltd. ... 43,489
108,000 Ever Sunshine Lifestyle Services Group
Ltd. ..................... 207,783
127,877 FSE Services Group Ltd. ......... 49,353
240,000 Giordano International Ltd. ....... 35,342
44,000 Great Eagle Holdings Ltd. ........ 99,607
7,050,000 G-Resources Group Ltd.(a) ....... 44,561
147,065 Guangdong Investment Ltd. ...... 237,771
56,593 Hang Lung Group Ltd. .......... 136,955
100,000 Harbour Centre Development Ltd. . 100,947
600,800 HKR International Ltd. .......... 239,625
68,000 Hon Kwok Land Investment Co. Ltd. 22,816
69,395 Hongkong & Shanghai Hotels Ltd.
(The) .................... 56,897
166,000 Hsin Chong Group Holdings Ltd.(a)
(b) ...................... 1,405
220,000 Hua Han Health Industry Holdings
Ltd.(a)(b) ................ 5,643
166,000 Hutchison Telecommunications Hong
Kong Holdings Ltd. ......... 27,197
476,000 Hysan Development Co. Ltd. ..... 1,315,030
323,000 International Housewares Retail Co.
Ltd. ..................... 92,121
135,000 IPE Group Ltd. ................ 11,511
135,418 IT Ltd. ...................... 17,487
246,000 Jacobson Pharma Corp. Ltd. ...... 35,595
526,437 Johnson Electric Holdings Ltd. .... 968,859
637,500 Kerry Properties Ltd. ............ 1,516,997
119,000 Kowloon Development Co. Ltd. ... 126,788
48,900 Lai Sun Development Co. Ltd. ..... 52,316
101,540 Lai Sun Garment International Ltd. . 105,897
9,000 Lam Soon Hong Kong Ltd. ....... 15,344
68,000 Liu Chong Hing Investment Ltd. ... 57,650
107,000 Luk Fook Holdings International Ltd. 229,524
918,000 Magnificent Hotel Investment Ltd. . 12,194
420,000 Man Wah Holdings Ltd. ......... 477,024
19,200 Mandarin Oriental International Ltd.
(a) ...................... 28,415
108,000 Ming Fai International Holdings Ltd. 9,197
429,000 Mingfa Group International Co. Ltd.
(a)(b) .................... 3,116
520,000 Minmetals Land Ltd. ............ 64,474
29,000 Miramar Hotel & Investment ..... 46,555
114,000 Modern Dental Group Ltd. ....... 19,442
274,000 NewOcean Energy Holdings Ltd.(a) . 25,132
2,274,000 Nine Dragons Paper Holdings Ltd. .. 2,388,457
342,319 Nissin Foods Co. Ltd. ........... 331,506
35,000 NWS Holdings Ltd. ............ 27,130
44,788 Oriental Watch Holdings ......... 11,324
201,240 Paliburg Holdings Ltd. .......... 47,488
Shares Value
HONG KONG (continued)
2,428,567 Perfect Shape Medical Ltd. ........ $ 938,543
3,948,000 Poly Property Group Co. Ltd. ..... 1,243,419
1,427,800 Polytec Asset Holdings Ltd. ....... 132,787
258,000 Pou Sheng International Holdings Ltd.
(a) ...................... 56,397
304,000 Prosperity REIT ............... 91,416
90,000 SAS Dragon Holdings Ltd. ....... 27,405
8,516 Shanghai Industrial Holdings Ltd. .. 12,425
34,000 Shangri-La Asia Ltd. ............ 24,601
313,560 Sino Biopharmaceutical Ltd. ...... 409,631
89,500 SmarTone Telecommunications
Holding Ltd. .............. 46,741
200,000 SOCAM Development Ltd.(a) ..... 40,040
1,740,000 South China Holdings Co. Ltd.(a) .. 29,629
585,923 Stella International Holdings Ltd. ... 569,848
2,975,500 Sun Art Retail Group Ltd. ........ 4,135,349
250,000 Sun Hung Kai & Co. Ltd. ........ 96,527
1,320,000 Sunlight Real Estate Investment Trust
REIT ................... 616,842
966,177 Tai Hing Group Holdings Ltd. ..... 151,015
144,000 Tang Palace China Holdings Ltd. ... 12,084
1,118,564 Texwinca Holdings Ltd. .......... 158,821
21,800 Tian An China Investment Co. Ltd. . 11,542
1,464,000 Time Interconnect Technology Ltd. . 58,586
92,270 Tomson Group Ltd. ............. 19,635
497,600 Tsit Wing International Holdings Ltd. 68,737
146,000 United Energy Group Ltd. ........ 25,637
4,188,000 United Laboratories International
Holdings Ltd. (The) ......... 3,908,827
44,000 Up Energy Development Group Ltd.
(a)(b) .................... 137
1,101,300 Valuetronics Holdings Ltd. ....... 458,134
292,000 VSTECS Holdings Ltd. .......... 171,641
66,228 VTech Holdings Ltd. ............ 359,300
212,000 Wai Kee Holdings Ltd. .......... 104,640
24,209,667 Wang On Group Ltd. ........... 218,669
15,868,000 Wang On Properties Ltd. ......... 247,830
55,000 Wing On Co. International Ltd. ... 124,921
156,000 Wing Tai Properties Ltd. ......... 77,573
1,076,640 Yue Yuen Industrial Holdings Ltd. .. 1,708,782
241,010 Yuexiu Transport Infrastructure Ltd. . 153,123
37,986,760
HUNGARY — 0 .0%
13,099 Richter Gedeon Nyrt ............ 303,076
ICELAND — 0.0%
162,755 Ossur HF .................... 1,145,321
INDIA — 0.2%
5,956 Aarti Industries Ltd. ............ 78,653
297 Aarti Surfactants Ltd.(a) .......... 977
332 Abb Power Products & Systems India
Ltd.(a) ................... 3,977
9,693 Adani Gas Ltd. ................ 19,842
23,075 Adani Green Energy Ltd.(a) ....... 104,899
28,080 Adani Transmission Ltd.(a) ....... 88,063

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Shares Value
INDIA (continued)
14 Akzo Nobel India Ltd. ........... $ 355
6,910 Arvind Fashions Ltd.(a) .......... 11,320
5,079 Bajaj Holdings & Investment Ltd. .. 180,160
20,684 Balrampur Chini Mills Ltd. ....... 34,705
1,748,525 Bharat Heavy Electricals Ltd. ...... 839,352
8,387 Birlasoft Ltd. .................. 13,418
4,707 Bliss Gvs Pharma Ltd. ........... 6,763
2,658 Chambal Fertilizers and Chemicals
Ltd. ..................... 5,616
56,756 Chennai Super Kings Cricket Ltd.(a)
(b) ...................... 320
9,401 Coromandel International Ltd. .... 97,825
14,681 Cyient Ltd. ................... 64,718
1,963 DCM Shriram Ltd. ............. 8,895
1,453,657 DLF Ltd. .................... 2,729,719
2,015 Dr Reddy's Laboratories Ltd. ...... 122,026
142 Finolex Industries Ltd. ........... 873
770 Greenlam Industries Ltd. ......... 7,256
15,512 Gujarat State Petronet Ltd. ........ 42,389
2,835 Hemisphere Properties India Ltd.(a)(b) 1,185
504 Hexaware Technologies Ltd. ....... 2,565
55,588 HFCL Ltd. ................... 9,290
22,708 IIFL Finance Ltd. .............. 20,349
5,567 IIFL Wealth Management Ltd. ..... 79,361
5,639 Indiabulls Ventures Ltd. .......... 2,715
5,832 JB Chemicals & Pharmaceuticals Ltd. 57,333
254 Johnson Controls-Hitachi Air
Conditioning India Ltd. ...... 6,994
3,656 Jubilant Life Sciences Ltd. ........ 38,830
3,790 Kansai Nerolac Paints Ltd. ........ 21,915
2,510 Kaveri Seed Co. Ltd. ............ 20,241
6,067 KEC International Ltd. .......... 22,243
11,396 Max India Ltd.(a)(b) ............ 10,465
9,902 Muthoot Finance Ltd. ........... 168,418
2,785 Oberoi Realty Ltd.(a) ............ 12,956
138 Persistent Systems Ltd. ........... 1,693
33,492 Petronet LNG Ltd. ............. 110,841
3,726 PI Industries Ltd. .............. 87,468
636 Procter & Gamble Health Ltd.(a) ... 35,335
266 Procter & Gamble Hygiene & Health
Care Ltd. ................. 36,774
10,944 Punjab National Bank(a) ......... 4,659
15,223 Redington India Ltd. ............ 18,355
1,016,961 State Bank of India(a) ........... 2,593,612
3,148,952 Steel Authority of India Ltd. ...... 1,437,701
2,256 Sundram Fasteners Ltd. .......... 12,529
2,717 Supreme Industries Ltd. .......... 46,703
8,752 Suven Pharma(a) ............... 73,876
25 TCI Express Ltd. ............... 235
1,040 Trent Ltd. .................... 7,735
48 TTK Prestige Ltd. .............. 3,710
5,543 Tube Investments of India Ltd. ..... 37,637
2,467,939 TV18 Broadcast Ltd.(a) .......... 1,096,764
1,692 Vardhman Textiles Ltd. .......... 15,075
5,959 V-Guard Industries Ltd. .......... 12,955
Shares Value
INDIA (continued)
83,085 WNS Holdings Ltd. - ADR(a) ..... $ 5,314,117
4,885 Zensar Technologies Ltd. ......... 10,405
312 Zydus Wellness Ltd. ............. 6,708
15,901,868
INDONESIA — 0.0%
130,900 Adaro Energy Tbk PT ........... 9,791
28,100 Asahimas Flat Glass Tbk PT ....... 5,222
9,876,000 Bakrie Telecom Tbk PT(a)(b) ...... 6,342
459,400 Barito Pacific Tbk PT(a) ......... 30,058
644,973 Citra Marga Nusaphala Persada Tbk
PT(a) ................... 43,888
2,616,900 Hanson International Tbk PT(a)(b) . 6,722
147,900 Indah Kiat Pulp & Paper Corp. Tbk
PT ..................... 79,361
383,000 Intiland Development Tbk PT(a) ... 4,679
7,269,640 Kawasan Industri Jababeka Tbk PT(a) 78,742
2,143,920 Lippo Karawaci Tbk PT (a) ........ 20,234
812,475 Mayora Indah Tbk PT ........... 131,054
2,498,100 MNC Investama Tbk PT(a) ....... 8,555
1,155,000 MNC Land Tbk PT(a) .......... 8,477
332,600 Pan Brothers Tbk PT ............ 5,682
17,675,800 Perusahaan Gas Negara Tbk PT .... 1,536,548
995,300 Rimo International Lestari Tbk PT(a)
(b) ...................... 2,556
37,700 Siloam International Hospitals Tbk
PT(a) ................... 12,174
117,500 Sinar Mas Agro Resources &
Technology Tbk PT(a) ....... 24,170
56,300 Sumber Alfaria Trijaya Tbk PT ..... 2,850
1,313,000 Trada Alam Minera Tbk PT(a)(b) ... 3,372
4,875,000 Truba Alam Manunggal Engineering
PT(a)(b) ................. 0
539,500 Tunas Ridean Tbk PT ........... 51,535
2,072,012
IRELAND — 0.7%
178,360 Alkermes Plc(a) ................ 3,212,264
357,145 Allegion Plc ................... 35,521,642
80,357 Amarin Corp. Plc - ADR(a) ....... 520,713
45,257 C&C Group Plc ............... 136,809
52,828 COSMO Pharmaceuticals NV(a) ... 5,061,599
4,646 Datalex Plc(a) ................. 1,368
3,180 Flutter Entertainment Plc(a) ...... 476,271
45,936 Grafton Group Plc - Units ........ 384,598
184,115 Greencore Group Plc ............ 307,085
14,600 Prothena Corp. Plc(a) ........... 178,704
45,801,053
ISLE OF MAN — 0.0%
21,481 GVC Holdings Plc(a) ........... 185,908
ISRAEL — 1.7%
18,794 Airport City Ltd.(a) ............. 217,204
60,984 Alony Hetz Properties & Investments
Ltd. ..................... 665,189

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Shares Value
ISRAEL (continued)
7,226 Altshuler Shaham Provident Funds &
Pension Ltd. .............. $ 31,850
29,665 Ashtrom Properties Ltd. .......... 111,885
771 AudioCodes Ltd. ............... 28,215
1,033 Bayside Land Corp. ............. 634,992
1,088,471 Bezeq The Israeli Telecommunication
Corp. Ltd.(a) .............. 1,086,095
6,083 Blue Square Real Estate Ltd. ...... 230,065
15,667 Carasso Motors Ltd. ............ 45,107
59,568 Compugen Ltd.(a) .............. 858,375
120,524 CyberArk Software Ltd.(a) ........ 14,202,548
7,750 Delek Automotive Systems Ltd. .... 36,739
8,555 Delta Galil Industries Ltd. ........ 88,791
1,059 Duniec Brothers Ltd. ............ 28,678
11,421 Electra Consumer Products 1970 Ltd. 297,517
111 Electra Ltd. ................... 51,361
0 Equital Ltd.(a) ................. 4
13,000 FIBI Holdings Ltd. ............. 325,443
13,793 First International Bank Of Israel Ltd. 317,394
5,087 Formula Systems 1985 Ltd. ....... 450,310
4,044 Gazit-Globe Ltd. ............... 16,829
1,645 Hadera Paper Ltd.(a) ............ 54,888
8,555 Hagag Group Real Estate
Development(a) ............ 21,590
1,998,315 Industrial Buildings Corp. Ltd.(a) .. 3,910,180
4,161 Israel Corp. Ltd. (The)(a) ......... 354,925
1,256,254 Israel Discount Bank Ltd. - Class A . 3,862,488
2,086,546 Isramco Negev 2 LP ............. 400,740
1,663 Isras Investment Co. Ltd. ......... 232,484
98,782 Kamada Ltd.(a) ................ 818,218
107,612 Kornit Digital Ltd.(a) ........... 5,766,927
653 Malam - Team Ltd. ............. 124,312
1 Mehadrin Ltd.(a) ............... 24
453,871 Mizrahi Tefahot Bank Ltd. ........ 9,513,086
17,392 Naphtha Israel Petroleum Corp. Ltd.
(a) ...................... 64,485
5,503 Nawi Brothers Ltd.(a) ........... 20,828
1,016 Neto ME Holdings Ltd. .......... 41,852
261,453 Nice Ltd. - ADR(a) ............. 53,660,614
8,270 Norstar Holdings, Inc. ........... 28,075
1,428 One Software Technologies Ltd. .... 108,510
14,516 Partner Communications Co. Ltd.(a) 59,675
13,914 Plus500 Ltd. .................. 215,679
907 Prashkovsky Investments and
Construction Ltd. .......... 13,783
216,513 Radware Ltd.(a) ................ 5,531,907
4,562 Rami Levy Chain Stores Hashikma
Marketing 2006 Ltd. ........ 276,566
3,475 Sapiens International Corp. NV .... 106,196
24,020 Shikun & Binui Ltd.(a) .......... 109,505
17,313 SolarEdge Technologies, Inc.(a) .... 3,031,506
49,826 Summit Real Estate Holdings Ltd. .. 435,748
5,402 Tadiran Holdings Ltd. ........... 296,819
162,721 Teva Pharmaceutical Industries Ltd. -
ADR(a) .................. 1,877,800
Shares Value
ISRAEL (continued)
6,295 Union Bank of Israel ............ $ 31,777
1,673 Victory Supermarket Chain Ltd. ... 40,625
110,736,403
ITALY — 0.8%
2,823,970 A2A SpA ..................... 4,057,634
73,686 ACEA SpA ................... 1,508,129
199,448 Arnoldo Mondadori Editore SpA(a) . 250,490
22,967 Avio SpA(a) ................... 372,086
356,806 Azimut Holding SpA ............ 6,797,661
1,266 B&C Speakers SpA(a) ........... 14,881
289,498 Banca Generali SpA(a) ........... 8,660,667
723,178 Banca Mediolanum SpA ......... 5,388,252
25,880 BasicNet SpA ................. 107,570
18,775 Biesse SpA(a) .................. 269,491
28,043 Buzzi Unicem SpA .............. 638,029
49,581 Cairo Communication SpA(a) ..... 79,686
12,796 Cementir Holding NV .......... 88,896
75,558 Cerved Group SpA(a) ........... 626,476
228,571 CIR SpA-Compagnie Industriali(a) . 103,748
178,176 Credito Emiliano SpA(a) ......... 911,710
17,124 Danieli & C Officine Meccaniche SpA 137,962
407,965 Davide Campari-Milano NV ...... 4,118,568
28,687 De' Longhi SpA(a) ............. 897,990
32,494 DeA Capital SpA ............... 43,752
10,855 DiaSorin SpA ................. 2,141,162
50,202 Digital Bros SpA(a) ............. 1,360,839
5,216 El.En. SpA(a) ................. 138,505
46,369 Elica SpA(a) .................. 138,593
5,916 ERG SpA .................... 144,249
56,697 Esprinet SpA(a) ................ 282,921
7,143 Falck Renewables SpA ........... 46,723
5,477 Fine Foods & Pharmaceuticals NTM 72,122
37,981 FNM SpA(a) .................. 19,963
4,483 Gruppo MutuiOnline SpA ........ 106,221
630,138 Hera SpA .................... 2,422,308
12,000 Iervolino Entertainment SpA(a) .... 49,054
362,922 Iren SpA ..................... 916,774
5,614 Italmobiliare SpA ............... 195,032
3,232 La Doria SpA ................. 41,091
57,603 Leonardo SpA ................. 369,884
1,779 Mariella Burani SpA(a)(b) ........ 0
1,563 MARR SpA(a) ................. 23,215
63,364 Mediaset SpA(a) ............... 112,871
2,236 Pharmanutra SpA .............. 61,675
33,244 Salvatore Ferragamo SpA(a) ....... 447,589
872 Sanlorenzo SpA(a) .............. 14,700
7,846 Sesa SpA ..................... 597,562
43,445 Sogefi SpA(a) .................. 45,239
6,462 SOL SpA .................... 82,042
4,133 Tinexta SpA(a) ................ 70,710
6,610 Uni Land SpA(a)(b) ............. 0
61,477 Unione di Banche Italiane SpA(a) ... 261,683
1,886,352 Unipol Gruppo SpA(a) .......... 7,925,065
53,161,470

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Shares Value
JAPAN — 6.2%
134,000 77 Bank Ltd. (The) ............. $ 1,801,689
4,500 A&A Material Corp. ............ 42,534
83,300 A&D Co. Ltd. ................ 495,250
117,385 Adastria Co. Ltd. ............... 1,609,245
2,000 Ad-sol Nissin Corp. ............. 46,082
6,800 Advantage Risk Management Co. Ltd. 48,744
29,000 Advantest Corp. ............... 1,583,374
6,100 Aeon Delight Co. Ltd. ........... 184,340
57,200 AEON Financial Service Co. Ltd. ... 431,904
19,600 Ahresty Corp. ................. 56,794
700 Aichi Tokei Denki Co. Ltd. ....... 29,161
6,600 Aiphone Co. Ltd. .............. 85,561
11,000 Aisan Industry Co. Ltd. .......... 45,807
1,100 Akatsuki, Inc. ................. 38,439
6,200 Akita Bank Ltd. (The) ........... 82,362
2,300 Alconix Corp. ................. 26,425
17,800 Alpen Co. Ltd. ................ 249,702
1,500 Alpha Corp. .................. 12,472
5,400 Alps Logistics Co. Ltd. ........... 36,493
80,992 Altech Corp. .................. 1,352,097
8,900 Anabuki Kosan, Inc. ............ 117,757
22,200 Anest Iwata Corp. .............. 167,225
76,400 AOI TYO Holdings, Inc. ......... 267,043
30,500 AOKI Holdings, Inc. ............ 156,949
23,500 Aoyama Trading Co. Ltd. ......... 126,325
700 Apaman Co. Ltd. ............... 3,438
900 Applied Co. Ltd. ............... 32,053
12,300 Arata Corp. ................... 583,389
13,200 Argo Graphics, Inc. ............. 402,805
11,700 Arisawa Manufacturing Co. Ltd. ... 88,000
84,300 Asahi Co. Ltd. ................. 1,295,345
95,400 Asahi Diamond Industrial Co. Ltd. . 402,297
699 Asahi Kogyosha Co. Ltd. ......... 19,237
21,400 Asahi Net, Inc. ................ 219,108
3,400 ASAHI YUKIZAI CORP ........ 42,183
1,800 Asante, Inc. ................... 23,727
70,100 Asia Pile Holdings Corp. ......... 298,274
7,600 ASKA Pharmaceutical Co. Ltd. .... 79,325
22,600 ASKUL Corp. ................. 684,805
37,804 Ateam, Inc. ................... 300,711
8,500 Autobacs Seven Co. Ltd. ......... 99,036
47,596 Avant Corp. .................. 447,265
122,100 Avex, Inc. .................... 978,971
191,000 Azbil Corp. ................... 6,367,128
4,800 Bando Chemical Industries Ltd. .... 27,520
2,019 Bank of Nagoya Ltd. (The) ........ 42,097
800 Bank of Okinawa Ltd. (The) ...... 22,051
9,600 Bank of Saga Ltd. (The) .......... 105,534
22,400 BayCurrent Consulting, Inc. ...... 2,713,324
9,500 Beenos, Inc. .................. 105,691
8,900 Benesse Holdings, Inc. ........... 232,113
31,600 BeNEXT Group, Inc. ........... 296,825
9,300 Bic Camera, Inc. ............... 93,711
58,500 BML, Inc. .................... 1,456,842
6,800 Broccoli Co. Ltd. ............... 93,097
13,700 Brother Industries Ltd. ........... 213,230
Shares Value
JAPAN (continued)
258,300 Bunka Shutter Co. Ltd. .......... $ 1,698,081
2,200 Business Brain Showa-Ota, Inc. .... 26,927
624 Business Engineering Corp. ....... 15,211
800 C Uyemura & Co. Ltd. .......... 47,064
4,200 CAC Holdings Corp. ............ 46,151
1,700 Canare Electric Co. Ltd. ......... 24,466
4,500 Canon Marketing Japan, Inc. ...... 84,901
223,100 Capcom Co. Ltd. .............. 8,768,013
2,600 Career Design Center Co. Ltd. ..... 18,478
2,100 Cawachi Ltd. .................. 63,128
196,100 Chiba Kogyo Bank Ltd. (The) ..... 394,873
2,000 Chilled & Frozen Logistics Holdings
Co. Ltd. ................. 29,533
1,800 Chino Corp. .................. 22,957
1,000 Chuetsu Pulp & Paper Co. Ltd. .... 13,567
5,600 CMIC Holdings Co. Ltd. ........ 64,539
23,200 COLOPL, Inc. ................ 202,349
182,200 Computer Engineering & Consulting
Ltd. ..................... 2,617,340
2,800 Computer Institute of Japan Ltd. ... 20,410
31,600 CONEXIO Corp. .............. 383,679
25,400 COOKPAD, Inc.(a) ............ 83,322
7,000 Copro-Holdings Co. Ltd. ........ 160,219
3,400 Core Corp. ................... 38,597
3,300 Cosel Co. Ltd. ................. 25,509
6,202 Cota Co. Ltd. ................. 65,366
21,000 Creek & River Co. Ltd. .......... 219,843
6,900 Creo Co. Ltd. ................. 76,294
22,400 Cresco Ltd. ................... 278,553
9,900 CTI Engineering Co. Ltd. ........ 155,976
11,800 Cube System, Inc. .............. 105,205
20,900 Cybernet Systems Co. Ltd. ........ 125,164
197,300 Cybozu, Inc. .................. 5,847,070
1,000 Dai-Dan Co. Ltd. .............. 24,622
2,200 Daido Steel Co. Ltd. ............ 62,056
14,300 Daihen Corp. ................. 527,038
18,600 Daiichikosho Co. Ltd. ........... 501,262
61,200 Daiken Medical Co. Ltd. ......... 322,200
13,679 Daikoku Denki Co. Ltd. ......... 152,427
12,400 Daikyonishikawa Corp. .......... 52,383
1,200 Dainichiseika Color & Chemicals
Manufacturing Co. Ltd. ...... 25,468
26,000 Daito Pharmaceutical Co. Ltd. ..... 771,209
38,500 Daitron Co. Ltd. ............... 503,461
270 Daiwa Office Investment Corp. REIT 1,415,516
25,100 Daiwabo Holdings Co. Ltd. ....... 1,824,673
179,371 DCM Holdings Co. Ltd. ......... 2,252,964
16,100 DD Holdings Co. Ltd. .......... 88,958
1,000 Descente Ltd.(a) ............... 16,219
15,700 Dexerials Corp. ................ 142,964
175,300 Digital Garage, Inc. ............. 5,867,561
5,300 Digital Hearts Holdings Co. Ltd. ... 41,264
6,700 Digital Information Technologies
Corp. ................... 78,723
154,100 Dip Corp. .................... 2,900,016

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Shares Value
JAPAN (continued)
1,700 DMS, Inc. .................... $ 25,847
69,700 Doshisha Co. Ltd. .............. 1,102,480
7,100 Doutor Nichires Holdings Co. Ltd. . 94,515
4,400 Drecom Co. Ltd.(a) ............. 29,706
119,005 Duskin Co. Ltd. ............... 2,961,271
22,600 Dynam Japan Holdings Co. Ltd. ... 19,015
1,000 Earth Corp. ................... 68,678
15,300 Eco's Co. Ltd. ................. 322,776
120,600 EDION Corp. ................ 1,162,001
5,400 E-Guardian, Inc. ............... 152,444
12,900 Eiken Chemical Co. Ltd. ......... 229,424
4,600 Elematec Corp. ................ 37,130
2,600 en-japan, Inc. ................. 62,609
45,300 EPS Holdings Inc. .............. 389,815
47,200 eSOL Co. Ltd. ................ 475,639
1,900 ESPEC Corp. ................. 32,304
290,900 F@N Communications, Inc. ...... 1,166,236
23,800 Fields Corp. .................. 72,886
2,800 FINDEX, Inc. ................. 25,020
28,300 First Bank of Toyama Ltd. (The) .... 69,418
112,700 Foster Electric Co. Ltd. .......... 1,080,328
4,095 FP Corp. ..................... 331,418
4,100 France Bed Holdings Co. Ltd. ..... 31,396
7,800 Fudo Tetra Corp. ............... 96,632
16,800 Fuji Media Holdings, Inc. ........ 147,990
66,500 Fuji Soft, Inc. ................. 3,000,188
2,100 Fujikura Kasei Co. Ltd. .......... 10,231
7,000 Fujimi, Inc. ................... 244,545
900 Fujimori Kogyo Co. Ltd. ......... 28,998
30,300 Fujisash Co. Ltd. ............... 21,870
66,100 Fujitec Co. Ltd. ................ 1,132,729
8,100 Fujitsu General Ltd. ............. 198,517
400 Fukuda Corp. ................. 17,683
147,457 Fukui Computer Holdings, Inc. .... 3,408,610
800 Fukushima Industries Corp. ....... 25,873
12,600 Full Speed, Inc. ................ 50,088
96,600 FULLCAST Holdings Co. Ltd. .... 1,113,997
4,100 Funai Electric Co. Ltd.(a) ........ 18,886
111,700 Furuno Electric Co. Ltd. ......... 985,383
5,600 Furusato Industries Ltd. .......... 69,718
86,918 Furyu Corp. .................. 752,141
10,200 Futaba Industrial Co. Ltd. ........ 39,859
85,300 Future Corp. .................. 1,429,171
45,900 Gakken Holdings Co. Ltd. ........ 586,715
45,500 Gakujo Co. Ltd. ............... 383,384
9,100 Geo Holdings Corp. ............ 124,127
35,800 Glory Ltd. .................... 780,385
41,600 Goldcrest Co. Ltd. .............. 514,562
561,400 Gree, Inc. .................... 2,314,277
34,600 GS Yuasa Corp. ................ 538,026
16,800 Gumi, Inc. ................... 139,740
95,280 GungHo Online Entertainment, Inc. 1,751,757
120,400 Gunma Bank Ltd. (The) ......... 379,475
32,600 Gunze Ltd. ................... 1,185,874
377,400 Gurunavi, Inc. ................. 1,623,616
86,800 Hachijuni Bank Ltd. (The) ........ 322,465
Shares Value
JAPAN (continued)
7,800 Hagihara Industries, Inc. ......... $ 98,964
28,100 Hakuhodo DY Holdings, Inc. ..... 308,476
4,600 Hamakyorex Co. Ltd. ........... 137,094
10,800 Hanwa Co. Ltd. ............... 191,911
29,100 Happinet Corp. ................ 307,827
1,300 Harima Chemicals Group, Inc. .... 11,288
35,700 Harmonic Drive Systems, Inc. ..... 2,000,015
18,175 Heiwa Corp. .................. 304,516
86,700 Hennge KK(a) ................. 4,062,834
7,800 HI-LEX Corp. ................. 80,760
10,300 Hino Motors Ltd. .............. 59,393
14,900 Hioki EE Corp. ................ 484,883
322,849 Hiroshima Bank Ltd. (The) ....... 1,483,778
7,500 Hisamitsu Pharmaceutical Co., Inc. . 329,593
281,500 Hitachi Zosen Corp. ............ 993,258
32,800 Hochiki Corp. ................. 334,819
600 Hodogaya Chemical Co. Ltd. ...... 25,748
16,000 Hokkaido Electric Power Co., Inc. .. 61,825
33,900 Hokuetsu Corp. ............... 113,510
44,600 Hokuetsu Industries Co. Ltd. ...... 456,085
255,000 Hokuhoku Financial Group, Inc. ... 2,145,230
98,006 Honeys Holdings Co. Ltd. ........ 955,032
3,100 Hosiden Corp. ................ 26,546
18,300 Hosokawa Micron Corp. ......... 954,657
15,900 Hyakujushi Bank Ltd. (The) ....... 255,281
12,400 ID Holdings Corp. ............. 172,419
15,900 IDOM, Inc. .................. 73,129
34,000 Imagica Robot Holdings, Inc. ..... 108,272
34,600 Imagineer Co. Ltd. ............. 376,880
71,600 Ines Corp. .................... 958,783
55,230 Infocom Corp. ................ 1,760,125
1,867,000 Infomart Corp. ................ 11,593,572
8,800 Information Services International-
Dentsu Ltd. ............... 462,122
500 Innotech Corp. ................ 4,488
61,800 Intage Holdings, Inc. ............ 503,887
96,695 Internet Initiative Japan, Inc. ...... 3,432,618
30,200 I-O Data Device, Inc. ........... 279,384
4,200 IR Japan Holdings Ltd. .......... 463,862
18,000 ISB Corp. .................... 377,954
4,200 Iseki & Co. Ltd. ............... 44,346
6,100 Ishihara Sangyo Kaisha Ltd. ....... 38,448
13,200 Isolite Insulating Products Co. Ltd. . 50,104
9,700 ITmedia, Inc. .................. 165,415
35,200 Itoki Corp. ................... 116,128
62,300 Iwaki & Co. Ltd. ............... 265,713
3,700 Iwasaki Electric Co. Ltd. ......... 57,574
8,955 Iwatani Corp. ................. 316,280
14,100 JAC Recruitment Co. Ltd. ........ 129,977
7,500 Jaccs Co. Ltd. ................. 114,517
90,100 Japan Aviation Electronics Industry
Ltd. ..................... 1,140,448
99,700 Japan Display, Inc.(a) ............ 44,648
58,200 Japan Electronic Materials Corp. ... 690,210
1,103 Japan Excellent, Inc. REIT ........ 1,165,331
130 Japan Logistics Fund, Inc. REIT ... 390,910

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Shares Value
JAPAN (continued)
19,300 Japan Medical Dynamic Marketing,
Inc. ..................... $ 284,309
11,400 Japan Pulp & Paper Co. Ltd. ...... 389,385
32 Japan Real Estate Investment Corp.
REIT ................... 163,275
24,200 Japan System Techniques Co. Ltd. .. 412,079
8,200 Japan Systems Co. Ltd. .......... 32,453
2,900 Japan Transcity Corp. ........... 12,587
9,200 Japan Wool Textile Co. Ltd. (The) .. 79,115
40,991 JBCC Holdings, Inc. ............ 606,040
11,900 JCR Pharmaceuticals Co. Ltd. ..... 1,170,445
144,800 Jeol Ltd. ..................... 4,050,946
20,900 JMS Co. Ltd. ................. 151,224
10,900 Joshin Denki Co. Ltd. ........... 210,281
3,200 Joyful Honda Co. Ltd. ........... 46,208
134,900 Juki Corp. .................... 539,023
57,900 Juroku Bank Ltd. (The) .......... 991,738
58,400 JVCKenwood Corp. ............ 73,853
145,500 Kadokawa Corp. ............... 2,977,269
29,600 Kaga Electronics Co. Ltd. ........ 560,556
114,510 Kaken Pharmaceutical Co. Ltd. .... 5,204,047
103,400 Kanamoto Co. Ltd. ............. 2,089,555
33,210 Kandenko Co. Ltd. ............. 260,301
4,600 Kaneka Corp. ................. 108,702
400 Kaneko Seeds Co. Ltd. ........... 5,316
29,800 Kanematsu Corp. .............. 324,645
7,900 Kato Sangyo Co. Ltd. ........... 248,520
24,300 Kawai Musical Instruments
Manufacturing Co. Ltd. ...... 551,684
10,300 Keihin Corp. .................. 246,473
5,200 Keiyo Co. Ltd. ................ 45,357
190 Kenedix Retail Corp. REIT ....... 330,008
1,800 Kenko Mayonnaise Co. Ltd. ...... 29,890
2,500 Kimura Unity Co. Ltd. .......... 23,628
4,900 King Co. Ltd. ................. 24,795
2,100 Kirindo Holdings Co. Ltd. ........ 54,022
23,400 Kissei Pharmaceutical Co. Ltd. ..... 489,170
1,400 Kita-Nippon Bank Ltd. (The) ...... 21,777
41,600 Kito Corp. ................... 437,275
13,200 Kitz Corp. .................... 83,447
4,400 Koatsu Gas Kogyo Co. Ltd. ....... 31,302
97,900 Kobe Bussan Co. Ltd. ........... 6,076,030
39,066 Kohnan Shoji Co. Ltd. ........... 1,457,777
234,500 Kojima Co. Ltd. ............... 1,211,190
3,700 Kokusai Co. Ltd. ............... 25,632
91,400 Kokuyo Co. Ltd. ............... 962,209
13,900 Komehyo Co. Ltd. .............. 85,326
52,100 Komeri Co. Ltd. ............... 1,639,907
24,800 Komori Corp. ................. 164,190
208,700 Konica Minolta, Inc. ............ 552,819
1,400 Kosaido Co. Ltd.(a) ............. 10,141
1,000 Krosaki Harima Corp. ........... 30,441
171,615 K's Holdings Corp. ............. 2,203,179
16,700 Kurabo Industries Ltd. ........... 311,294
2,500 Kyodo Printing Co. Ltd. ......... 63,018
Shares Value
JAPAN (continued)
1,700 Kyokuto Boeki Kaisha Ltd. ....... $ 20,841
58,700 Kyokuto Kaihatsu Kogyo Co. Ltd. .. 741,527
69,085 KYORIN Holdings, Inc. ......... 1,255,013
9,000 Kyoritsu Printing Co. Ltd. ........ 10,913
3,900 Kyowa Electronic Instruments Co.
Ltd. ..................... 15,185
5,850 Kyushu Railway Co. ............ 115,566
6,020 Lawson, Inc. .................. 299,777
8,100 Life Corp. .................... 376,972
11,530 Lintec Corp. .................. 269,017
266,000 M3, Inc. ..................... 13,659,786
32,400 Macnica Fuji Electronics Holdings,
Inc. ..................... 488,471
1,800 Maeda Road Construction Co. Ltd. . 32,727
18,200 Mandom Corp. ................ 263,799
50,600 Marubun Corp. ................ 233,811
7,810 Maruichi Steel Tube Ltd. ......... 184,938
103,500 Marvelous, Inc. ................ 635,920
54,300 Max Co. Ltd. ................. 817,842
17,900 Maxell Holdings Ltd. ............ 153,807
236,900 Mebuki Financial Group, Inc. ..... 527,000
131,700 Medipal Holdings Corp. ......... 2,411,904
51,400 MedPeer, Inc.(a) ............... 1,631,030
42,200 Megachips Corp. ............... 813,735
127,600 Meidensha Corp. ............... 1,902,892
3,300 Meiji Electric Industries Co. Ltd. ... 41,557
48,200 Meiko Network Japan Co. Ltd. .... 318,856
67,100 Meitec Corp. .................. 3,122,969
7,400 Meiwa Estate Co. Ltd. ........... 25,900
4,200 Melco Holdings, Inc. ............ 104,625
46,700 Menicon Co. Ltd. .............. 2,272,125
60,754 METAWATER Co. Ltd. ......... 2,641,831
152,100 Micronics Japan Co. Ltd. ......... 1,449,915
52,400 Mimasu Semiconductor Industry Co.
Ltd. ..................... 1,131,639
5,725 Mirait Holdings Corp. ........... 78,871
14,000 Miroku Jyoho Service Co. Ltd. ..... 281,738
5,800 Mitani Corp. .................. 359,717
15,400 Mito Securities Co. Ltd. .......... 28,217
7,900 Mitsubishi Paper Mills Ltd. ....... 24,045
10,500 Mitsubishi Pencil Co. Ltd. ........ 113,191
24,800 Mitsubishi Research Institute, Inc. .. 994,507
8,900 Mitsuboshi Belting Ltd. .......... 147,306
112,600 Mitsui Matsushima Holdings Co. Ltd. 760,896
17,049 Mitsui-Soko Holdings Co. Ltd. .... 232,824
165,700 Mixi, Inc. .................... 3,236,140
4,000 Miyazaki Bank Ltd. (The) ........ 85,176
3,200 Mizuho Leasing Co Ltd .......... 70,830
66,550 Mizuno Corp. ................. 1,109,165
25,527 Mochida Pharmaceutical Co. Ltd. .. 943,550
313,500 MonotaRO Co. Ltd. ............ 13,332,840
90,785 Morinaga & Co. Ltd. ............ 3,291,334
6 Mory Industries, Inc. ............ 117
27,800 Mugen Estate Co. Ltd. ........... 123,905
22,100 Musashino Bank Ltd. (The) ....... 298,834

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Shares Value
JAPAN (continued)
3,245 Nagaileben Co. Ltd. ............ $ 81,346
24,600 Nagano Keiki Co. Ltd. ........... 224,271
11,028 Nagoya Railroad Co. Ltd. ........ 279,075
4,400 Nakabayashi Co. Ltd. ........... 23,799
8,749 Nakanishi, Inc. ................ 138,267
4,900 NCS&A Co. Ltd. .............. 23,508
22,936 NEC Capital Solutions Ltd. ....... 382,917
14,000 Net Marketing Co. Ltd. .......... 67,572
151,100 NET One Systems Co. Ltd. ....... 5,886,696
1,030 NH Foods Ltd. ................ 45,270
24,800 NHK Spring Co. Ltd. ........... 139,564
4,300 Nichiban Co. Ltd. .............. 59,906
8,700 Nichiha Corp. ................. 176,658
141,200 NichiiGakkan Co. Ltd. .......... 2,064,498
329,500 Nichi-iko Pharmaceutical Co. Ltd. .. 3,741,092
14,000 Nihon Chouzai Co. Ltd. ......... 208,908
21,400 Nihon Falcom Corp. ............ 266,871
17,100 Nihon House Holdings Co. Ltd. ... 37,762
8,735 Nihon Kohden Corp. ........... 299,649
3,100 Nihon Tokushu Toryo Co. Ltd. .... 27,746
251,300 Nihon Unisys Ltd. .............. 7,604,590
53,500 Nikon Corp. .................. 374,041
12,820 Nippo Corp. .................. 339,998
10,073 Nippon Air Conditioning Services Co.
Ltd. ..................... 69,347
2,300 Nippon BS Broadcasting Corp. .... 22,900
3,800 Nippon Carbide Industries Co., Inc. 40,626
4,200 Nippon Commercial Development
Co. Ltd. ................. 56,493
33,760 Nippon Flour Mills Co. Ltd. ...... 532,149
21,000 Nippon Kanzai Co. Ltd. ......... 385,204
20,735 Nippon Kayaku Co. Ltd. ......... 203,405
2,700 Nippon Paper Industries Co. Ltd. ... 34,002
800 Nippon Rietec Co. Ltd. .......... 22,429
1,700 Nippon Road Co. Ltd. (The) ...... 119,380
21,400 Nippon Shinyaku Co. Ltd. ........ 1,655,600
1,600 Nippon Shokubai Co. Ltd. ....... 79,529
12,300 Nippon Soda Co. Ltd. ........... 315,884
15,100 Nippon Steel Trading Corp. ....... 450,224
2,400 Nippon Systemware Co. Ltd. ...... 41,669
40,400 Nishimatsuya Chain Co. Ltd. ...... 407,467
259,200 Nishi-Nippon Financial Holdings, Inc. 1,618,314
11,073 Nishi-Nippon Railroad Co. Ltd. .... 277,947
18,300 Nishio Rent All Co. Ltd. ......... 348,484
1,800 Nissin Corp. .................. 24,879
34,200 Nissin Electric Co. Ltd. .......... 320,427
3,200 Nitta Corp. ................... 67,822
300 Nitto Fuji Flour Milling Co. Ltd. ... 17,063
89,000 Nitto Kogyo Corp. ............. 1,447,855
8,700 Nittoc Construction Co. Ltd. ...... 59,563
2,800 Noda Corp. ................... 15,342
43,100 Nojima Corp. ................. 1,080,586
66,300 Nomura Co. Ltd. .............. 423,741
5,300 Nomura Micro Science Co. Ltd. ... 100,316
11,000 Noritake Co. Ltd./Nagoya Japan ... 330,784
29,500 Noritz Corp. .................. 358,582
Shares Value
JAPAN (continued)
247,722 NSD Co. Ltd. ................. $ 4,504,781
74,000 OBIC Business Consultants Co. Ltd. 4,354,866
38,700 Obic Co Ltd. ................. 6,940,051
20,892 Ohsho Food Service Corp. ........ 996,279
4,100 Oiles Corp. ................... 52,505
78,015 Okamura Corp. ................ 507,322
370,000 Oki Electric Industry Co. Ltd. ..... 3,283,788
1,100 Okinawa Cellular Telephone Co. ... 44,037
58,900 Okuwa Co. Ltd. ............... 821,115
213,000 Onward Holdings Co. Ltd. ....... 523,096
51,200 Optorun Co. Ltd. .............. 1,136,956
600 Organo Corp. ................. 30,295
207,200 Orient Corp. .................. 199,737
5,700 Origin Co. Ltd. ................ 66,634
1,300 Osaka Soda Co. Ltd. ............ 28,069
159,500 Osaki Electric Co. Ltd. .......... 750,032
48,730 Oyo Corp. ................... 624,470
20,700 PAL GROUP Holdings Co. Ltd. ... 213,164
16,905 Pan Pacific International Holdings
Corp. ................... 383,152
7,400 PAPYLESS Co. Ltd. ............ 183,363
2,856 Paramount Bed Holdings Co. Ltd. .. 121,760
7,900 Pasco Corp. ................... 96,802
77,400 Pasona Group, Inc. ............. 909,878
34,800 PC Depot Corp. ............... 208,315
5,600 PCA Corp. ................... 243,596
28,600 Pegasus Sewing Machine
Manufacturing Co. Ltd. ...... 68,121
222,200 PeptiDream, Inc.(a) ............. 8,951,613
3,400 Persol Holdings Co. Ltd. ......... 42,984
3,100 Pilot Corp. ................... 86,145
24,800 Pipedo HD, Inc. ............... 309,937
57,900 Poletowin Pitcrew Holdings, Inc. ... 494,372
354 Premier Investment Corp. REIT ... 397,918
3,000 Prima Meat Packers Ltd. ......... 80,146
87,152 Proto Corp. ................... 860,159
18,000 Punch Industry Co. Ltd. ......... 66,716
4,500 Quick Co. Ltd. ................ 43,599
24,600 Raccoon Holdings, Inc. .......... 272,520
86,500 Rakus Co. Ltd. ................ 1,997,203
14,700 Ray Corp. .................... 41,349
219,290 Relia, Inc. .................... 2,321,149
7,200 Renaissance, Inc. ............... 51,322
1,100 Rhythm Watch Co. Ltd. ......... 6,173
2,200 Ricoh Leasing Co. Ltd. .......... 55,662
1,000 Riken Corp. .................. 24,484
72,600 Riken Technos Corp. ............ 260,493
8,900 Rion Co. Ltd. ................. 164,158
42,600 Rohm Co. Ltd. ................ 2,735,504
38,800 Rohto Pharmaceutical Co. Ltd. .... 1,197,620
57,900 Roland DG Corp. .............. 609,103
3,200 Ryobi Ltd. .................... 30,557
3,600 Ryoden Corp. ................. 47,451
13,300 Ryosan Co. Ltd. ............... 252,864
24,600 Sac's Bar Holdings, Inc. .......... 110,439
4,300 Sagami Rubber Industries Co. Ltd. .. 66,129

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Shares Value
JAPAN (continued)
100 Saison Information Systems Co. Ltd. $ 2,025
21,800 Saizeriya Co. Ltd. .............. 339,686
4,100 San-Ai Oil Co. Ltd. ............. 33,218
18,100 Sangetsu Corp. ................ 247,577
45,400 Sanken Electric Co. Ltd. ......... 874,182
42,968 Sankyo Co. Ltd. ............... 1,074,865
15,200 Sankyo Tateyama, Inc. ........... 114,472
33,300 Sanwa Holdings Corp. ........... 285,383
800 Sanyo Chemical Industries Ltd. .... 34,101
800 Sanyo Industries Ltd. ............ 14,282
5,100 Sanyo Special Steel Co. Ltd. ....... 36,736
4,400 Sanyo Trading Co. Ltd. .......... 37,619
62,800 Sato Holdings Corp. ............ 1,304,136
14,400 Sawada Holdings Co. Ltd. ........ 122,474
73,627 Sawai Pharmaceutical Co. Ltd. ..... 3,497,655
54,800 Scala, Inc. .................... 296,100
29,100 SCSK Corp. .................. 1,481,085
1,500 Seika Corp. ................... 15,953
86,500 Seikagaku Corp. ............... 820,477
163,600 Seiko Holdings Corp. ........... 2,239,446
26,800 Seiren Co. Ltd. ................ 309,089
1,700 Semba Corp. .................. 13,830
24,120 Senko Group Holdings Co. Ltd. .... 180,358
20,600 Seria Co. Ltd. ................. 824,224
23,423 SFP Holdings Co. Ltd. .......... 268,569
252,600 SG Holdings Co. Ltd. ........... 9,270,077
20,900 Shibaura Mechatronics Corp. ...... 514,342
4,500 Shikoku Chemicals Corp. ........ 46,431
62,600 Shimachu Co. Ltd. ............. 1,703,493
38,500 Shimadzu Corp. ............... 982,493
5,200 Shimamura Co. Ltd. ............ 361,601
1,100 Shimizu Bank Ltd. (The) ......... 15,593
500 Shin Nippon Air Technologies Co.
Ltd. ..................... 10,239
14,000 Shindengen Electric Manufacturing
Co. Ltd. ................. 261,624
2,200 Shinko Electric Industries Co. Ltd. .. 33,125
7,900 Shinmaywa Industries Ltd. ........ 69,132
19,800 Shinoken Group Co. Ltd. ........ 143,527
4,800 Shinwa Co. Ltd. ............... 87,606
1,700 Shofu, Inc. ................... 21,668
9,000 Showa Corp. .................. 190,212
3,400 Sinfonia Technology Co. Ltd. ...... 32,400
45,500 Sinko Industries Ltd. ............ 601,963
51,800 SK-Electronics Co. Ltd. .......... 475,578
243,600 SKY Perfect JSAT Holdings, Inc. ... 896,414
77,913 Soliton Systems KK ............. 1,095,260
12,060 Sotetsu Holdings, Inc. ........... 287,627
4,400 Sprix Ltd. .................... 27,276
5,400 SRA Holdings ................. 116,731
7,900 ST Corp. ..................... 153,360
99,200 St. Marc Holdings Co. Ltd. ....... 1,370,180
9,900 Starts Corp, Inc. ............... 180,712
65 Starts Proceed Investment Corp.,
REIT ................... 124,963
Shares Value
JAPAN (continued)
3,100 St-Care Holding Corp. .......... $ 12,102
3,000 Studio Alice Co. Ltd. ............ 40,327
1,500 Sugimoto & Co. Ltd. ............ 24,749
7,900 Sumida Corp. ................. 47,978
900 Suminoe Textile Co. Ltd. ......... 14,063
5,300 Sumitomo Bakelite Co. Ltd. ....... 128,599
30,000 Sumitomo Forestry Co. Ltd. ...... 335,413
1,300 Sumitomo Precision Products Co. Ltd.
(a) ...................... 24,866
5,800 Sumitomo Riko Co. Ltd. ......... 27,142
2,400 Sumitomo Seika Chemicals Co. Ltd. 76,170
5,700 Sun Frontier Fudousan Co. Ltd. .... 44,146
18,900 Sun-Wa Technos Corp. .......... 137,984
258,300 Suruga Bank Ltd. .............. 869,384
119,650 Suzuken Co. Ltd. .............. 4,256,203
4,400 System Research Co. Ltd. ......... 77,337
2,800 Systems Engineering Consultants Co.
Ltd. ..................... 75,953
253,100 Systena Corp. ................. 3,797,972
6,800 Tachi-S Co. Ltd. ............... 54,197
3,600 Taiho Kogyo Co. Ltd. ........... 17,046
43,700 Taikisha Ltd. .................. 1,228,262
2,300 Takamatsu Construction Group Co.
Ltd. ..................... 46,732
359 Takano Co. Ltd. ............... 2,080
166,700 Takara Leben Co. Ltd. ........... 527,241
2,600 Takara Standard Co. Ltd. ......... 35,108
13,300 Takasago International Corp. ...... 254,690
1,100 TAKEBISHI CORP ............ 13,871
42,200 Tama Home Co. Ltd. ........... 435,657
126,000 Tamron Co. Ltd. ............... 2,002,779
208,600 Tanseisha Co. Ltd. .............. 1,159,049
16,800 Tatsuta Electric Wire and Cable Co.
Ltd. ..................... 92,059
7,800 TBK Co. Ltd. ................. 31,222
29,700 TDC Soft, Inc. ................ 243,880
231,700 TechMatrix Corp. .............. 3,996,810
400 Techno Medica Co. Ltd. ......... 6,591
28,700 Teikoku Electric Manufacturing Co.
Ltd. ..................... 319,693
42,400 Temairazu, Inc. ................ 1,384,930
33,587 T-Gaia Corp. .................. 603,579
335,100 TIS, Inc. ..................... 7,176,364
8,100 TKC Corp. ................... 445,824
5,900 Toa Corp. .................... 86,243
11,500 Toa Corp. .................... 72,575
800 Toa Oil Co. Ltd. ............... 14,333
78,400 TOC Co. Ltd. ................. 468,710
108,365 Tochigi Bank Ltd. (The) .......... 158,999
1,100 Toda Corp. ................... 7,056
15,800 Toho Bank Ltd. (The) ........... 33,136
5,585 Toho Co. Ltd. ................. 166,018
6,394 Toho Gas Co. Ltd. .............. 279,029
111,400 Toho Holdings Co. Ltd. .......... 1,907,626
900 Tokai Corp. ................... 18,071

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Shares Value
JAPAN (continued)
14,700 TOKAI Holdings Corp. .......... $ 137,087
7,900 Tokai Rika Co. Ltd. ............. 98,809
400 Tokyo Electron Device Ltd. ....... 12,328
19,400 Tokyo Individualized Educational
Institute, Inc. .............. 90,264
7,700 Tokyo Keiki, Inc. ............... 66,388
19,000 Tokyo Seimitsu Co. Ltd. ......... 607,168
14,100 Tokyo Tekko Co. Ltd. ........... 205,067
7,700 Toli Corp. .................... 17,622
1,300 Tomen Devices Corp. ........... 44,873
2,500 Tomoe Engineering Co. Ltd. ...... 45,460
1,600 Tomoku Co. Ltd. .............. 25,536
197,585 TOMONY Holdings, Inc. ........ 602,608
255,490 Tomy Co. Ltd. ................ 1,916,953
1,100 Tonami Holdings Co. Ltd. ........ 58,824
45,200 Tosei Corp. ................... 349,910
56,655 Toshiba TEC Corp. ............. 2,178,046
11,200 Tosho Co. Ltd. ................ 109,973
18,700 Towa Bank Ltd. (The) ........... 112,552
3,900 Towa Corp. ................... 45,484
150,200 Towa Pharmaceutical Co. Ltd. ..... 2,701,684
6,600 Toyo Denki Seizo KK ........... 64,803
20,700 Toyo Machinery & Metal Co. Ltd. .. 75,087
3,100 Transaction Co. Ltd. ............ 31,125
81,600 Transcosmos, Inc. .............. 1,974,799
6,221 Trend Micro, Inc. .............. 364,855
2,900 Trinity Industrial Corp. .......... 16,531
38,300 Tsubakimoto Chain Co. ......... 898,944
700 Tsubakimoto Kogyo Co. Ltd. ...... 18,986
8,400 Tsukada Global Holdings, Inc. ..... 17,494
6,200 Tsumura & Co. ................ 154,505
12,500 TV Asahi Holdings Corp. ........ 170,938
19,700 ULS Group, Inc. ............... 565,547
42,800 United Arrows Ltd. ............. 565,030
9,100 UNITED, Inc. ................ 90,895
2,800 Usen-Next Holdings Co. Ltd. ..... 30,398
5,100 Valqua Ltd. ................... 87,592
138,600 Wacom Co. Ltd. ............... 752,597
16,600 Warabeya Nichiyo Holdings Co. Ltd. 240,475
8,400 Waseda Academy Co. Ltd. ........ 73,994
5,000 Watts Co. Ltd. ................. 47,305
10,000 Weathernews, Inc. .............. 364,789
39,900 Will Group, Inc. ............... 204,636
2,600 WIN-Partners Co. Ltd. .......... 22,521
36,300 World Holdings Co. Ltd. ......... 490,492
8,700 Wowow, Inc. .................. 202,542
39,600 Xebio Holdings Co. Ltd. ......... 255,177
61,100 YAMABIKO Corp. ............. 498,188
254,800 Yamada Denki Co. Ltd. .......... 1,105,474
90,300 Yamaguchi Financial Group, Inc. ... 533,210
38,900 Yamaichi Electronics Co. Ltd. ..... 463,113
26,400 Yamanashi Chuo Bank Ltd. (The) ... 196,926
1,260 Yaoko Co. Ltd. ................ 100,133
70,700 Yellow Hat Ltd. ................ 927,967
3,400 Yokohama Reito Co. Ltd. ......... 27,061
52,000 Yurtec Corp. .................. 298,696
Shares Value
JAPAN (continued)
10,000 Zenrin Co. Ltd. ................ $ 98,147
11,340 Zensho Holdings Co. Ltd. ........ 205,290
85,000 ZERIA Pharmaceutical Co. Ltd. .... 1,504,879
414,937,120
JERSEY CHANNEL ISLANDS — 0.3%
244,901 Novocure Ltd.(a) ............... 18,561,047
LUXEMBOURG — 0.0%
38,208 SES SA ...................... 270,270
MALAYSIA — 0.0%
14,600 Batu Kawan Berhad ............. 52,736
11,450 Bursa Malaysia Berhad ........... 25,100
5,500 Carlsberg Brewery Malaysia Berhad . 32,843
97 Eastern & Oriental Berhad ........ 9
3,100 Heineken Malaysia Berhad ........ 16,548
141,130 Kossan Rubber Industries ......... 588,026
55,374 KSL Holdings Berhad(a) ......... 7,352
5,920 LPI Capital Berhad ............. 18,709
42,000 Shangri-La Hotels Malaysia Berhad . 41,179
67,866 Sunway Construction Group Berhad 30,453
21,600 United Plantations BHD ......... 71,240
65,200 UOA Development Berhad ....... 23,706
6,200 ViTrox Corp. Berhad ............ 18,035
43,272 YNH Property Berhad(a) ......... 28,012
254,626 YTL Corp. Berhad .............. 46,920
1,000,868
MEXICO — 0.0%
157,317 Alfa SAB de CV - Class A ........ 85,392
33,895 Alpek SAB de CV .............. 26,501
14,221 Corp. Moctezuma SAB de CV ..... 30,033
125 Corporativo Fragua SAB de CV .... 1,239
19,689 Grupo Cementos de Chihuahua SAB
de CV ................... 93,513
60,157 Grupo Financiero Inbursa SAB de
CV(a) ................... 43,384
17,079 Grupo KUO SAB De CV- Series B . 38,363
19,200 Grupo Sanborns SAB de CV ...... 16,866
128,564 Industrias CH SAB de CV- Series B . 499,698
1,115 Industrias Penoles SAB de CV ..... 16,630
70,789 Organizacion Soriana SAB de CV -
Class B .................. 51,593
23,243 Regional SAB de CV(a) .......... 60,533
963,745
NETHERLANDS — 1.0%
20,974 Aalberts NV .................. 749,030
8,745 Accell Group NV(a) ............ 245,348
3,019 Amsterdam Commodities NV ..... 67,057
13,104 Argenx SE(a) .................. 3,023,777
129,750 ASM International NV .......... 19,847,697
340,122 ASR Nederland NV ............. 10,988,413
94,486 BE Semiconductor Industries NV .. 4,224,644
2,323 Corbion NV .................. 89,169
44,168 Eurocommercial Properties NV REIT 546,018

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Shares Value
NETHERLANDS (continued)
27,005 ForFarmers NV ................ $ 173,853
4,320 GrandVision NV(a)(c) ........... 123,913
187,057 Heijmans NV(a) ............... 1,313,925
728 Hunter Douglas NV(a) .......... 39,508
48,379 IMCD Group NV .............. 5,002,770
3,204 Intertrust NV(c) ............... 59,370
21 Kendrion NV(a) ............... 289
830,550 Koninklijke BAM Groep NV(a) .... 1,294,131
36,904 Koninklijke DSM NV ........... 5,648,759
28,149 Merus NV(a) .................. 385,360
2,695 Nederland Apparatenfabriek(a) .... 131,857
3,476 NSI NV REIT ................ 123,747
10,876 Ordina NV(a) ................. 27,566
1,995,610 Pharming Group NV(a) .......... 2,254,372
862,565 PostNL NV ................... 2,115,656
4,544 QIAGEN NV(a) ............... 225,296
18,767 Sligro Food Group NV .......... 294,653
86,230 SNS REAAL NV(a)(b) .......... 0
36,823 TKH Group NV ............... 1,452,241
131,713 TomTom NV(a) ............... 1,054,663
15,879 Van Lanschot Kempen NV ....... 274,826
3,085 Vastned Retail NV REIT ......... 78,033
724,418 VEON Ltd. - ADR ............. 1,224,266
63,080,207
NEW ZEALAND — 0.4%
230,901 Argosy Property Ltd. REIT ....... 194,446
6,753 CBL Corp. Ltd.(a)(b) ........... 2,662
68,598 Chorus Ltd. .................. 338,941
14,539 Chorus Ltd. .................. 71,726
38,059 EBOS Group Ltd. .............. 551,578
225,827 Fletcher Building Ltd. ........... 502,076
35,054 Fletcher Building Ltd. ........... 78,797
33,376 Heartland Group Holdings Ltd. .... 29,182
22,615 Infratil Ltd. ................... 72,624
70,565 Kathmandu Holdings Ltd. ........ 53,361
356,904 Kiwi Property Group Ltd. REIT ... 254,473
5,735 Mainfreight Ltd. ............... 179,247
56,805 NZME Ltd.(a) ................ 9,110
38,075 NZX Ltd. .................... 36,930
138,196 Oceania Healthcare Ltd. ......... 92,649
172,372 Port of Tauranga Ltd. ............ 884,124
333,008 Pushpay Holdings Ltd.(a) ........ 1,760,369
23,666 Skellerup Holdings Ltd. .......... 38,329
19,478 Summerset Group Holdings Ltd. ... 101,857
55,375 Vista Group International Ltd. ..... 46,955
365,983 Xero Ltd.(a) .................. 23,457,193
28,756,629
NORWAY — 0.1%
10,775 Atea ASA .................... 125,110
11,763 Austevoll Seafood ASA ........... 99,426
3,037 Bonheur ASA ................. 71,583
4,685 Borregaard ASA ................ 62,495
31,052 Kitron ASA(a) ................. 51,629
3,597 Kongsberg Gruppen ASA ......... 54,585
Shares Value
NORWAY (continued)
3,684 Medistim ASA(a) ............... $ 95,432
16,871 NEL ASA(a) .................. 35,169
122,793 Nordic Semiconductor ASA(a) ..... 1,217,790
46,133 Norwegian Property ASA ......... 58,409
15,813 Olav Thon Eiendomsselskap ASA(a) . 266,485
17,316 Otello Corp. ASA(a) ............ 23,943
37,892 PhotoCure ASA(a) .............. 306,702
7,966 Salmar ASA(a) ................. 378,871
5,643 SpareBank 1 BV ............... 21,888
28,061 SpareBank 1 SMN .............. 241,768
201 Sparebanken More .............. 6,580
11,044 Sparebanken Vest ............... 76,462
1 TGS NOPEC Geophysical Co. ASA 15
2,005 Veidekke ASA(a) ............... 27,271
134,036 Wallenius Wilhelmsen ASA(a) ..... 198,796
3,420,409
PERU — 0.0%
193,500 Cia de Minas Buenaventura SAA -
ADR .................... 2,294,910
PHILIPPINES — 0.0%
4,047 Altus Property Ventures, Inc.(a) .... 1,178
104,252 China Banking Corp. ........... 42,452
50 East West Banking Corp.(a) ....... 7
62,300 Emperador, Inc. ................ 11,537
913,375 Filinvest Land, Inc. ............. 16,188
33,700 First Philippine Holdings Corp. .... 40,994
4,205 Globe Telecom, Inc. ............. 176,470
11,600 Manila Water Co., Inc. .......... 3,028
166,000 Petron Corp. .................. 10,511
104,253 Rizal Commercial Banking Corp. ... 33,796
210,207 Robinsons Land Corp. ........... 66,040
6 Top Frontier Investment Holdings,
Inc.(a) ................... 15
92,490 Union Bank of the Philippines ..... 99,602
583,900 Vista Land & Lifescapes, Inc. ...... 37,097
538,915
POLAND — 0.2%
12,870 Enea SA(a) ................... 24,412
817 Grupa Kety SA ................ 95,149
614 Inter Cars SA(a) ............... 32,497
4,047 Jastrzebska Spolka Weglowa SA .... 17,889
245,656 KGHM Polska Miedz SA(a) ....... 8,270,222
920,856 PGE Polska Grupa Energetyczna SA(a) 1,620,089
1,383,131 Polskie Gornictwo Naftowe i
Gazownictwo SA ........... 1,886,085
2,619,608 Tauron Polska Energia SA (a) ...... 1,813,393
13,759,736
PORTUGAL — 0.0%
1,231,589 Banco Espirito Santo SA(a)(b) ..... 0
37,629 CTT-Correios de Portugal SA(a) ... 100,476
432,880 NOS SGPS SA ................ 1,913,031

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Shares Value
PORTUGAL (continued)
5,853 Semapa-Sociedade de Investimento e
Gestao ................... $ 52,653
2,066,160
PUERTO RICO — 0.0%
25,900 EVERTEC, Inc. ............... 804,195
QATAR — 0.0%
28,625 Qatar Electricity & Water Co. QSC . 133,527
118,295 Qatar International Islamic Bank QSC 266,751
400,278
RUSSIA — 0.5%
1,508,650 Alrosa PJSC .................. 1,391,596
946,376,065 Federal Grid Co. Unified Energy
System PJSC .............. 2,538,996
3,038,052 Gazprom PJSC ................ 7,471,792
1,373,778 Gazprom PJSC - ADR ........... 6,641,016
89,739 Magnit PJSC .................. 5,523,006
5,156 Magnitogorsk Iron & Steel Works
PJSC - GDR .............. 35,935
421,767 Mobile TeleSystems PJSC ........ 1,857,829
116,079,399 ROSSETI PJSC ............... 2,498,113
1,322,830 Rostelecom PJSC ............... 1,604,684
365,562,194 RusHydro PJSC ............... 3,750,209
17,144 RusHydro PJSC - ADR .......... 16,878
65 Tatneft PJSC - ADR(a) .......... 2,893
33,332,947
SINGAPORE — 0.2%
31,000 Accordia Golf Trust - Units ....... 15,017
149,800 AEM Holdings Ltd. ............. 400,057
1,837,930 Asian Pay Television Trust - Units ... 170,153
21,700 Best World International Ltd. (b) ... 3,993
7,400 Bonvests Holdings Ltd.(a) ........ 4,868
15,300 Boustead Singapore Ltd. ......... 7,930
458,500 China Aviation Oil Singapore Corp.
Ltd. ..................... 321,209
1,614,231 China Sunsine Chemical Holdings
Ltd. ..................... 394,631
25,300 Chip Eng Seng Corp. Ltd. ........ 8,227
1,608,200 CSE Global Ltd. ............... 562,295
88,000 CW Group Holdings Ltd.(a)(b) .... 492
47,900 Delfi Ltd. .................... 26,244
584,900 Ezion Holdings Ltd.(a)(b) ........ 3,448
83,121 Far East Orchard Ltd. ........... 58,654
238,500 Food Empire Holdings Ltd. ....... 90,920
164,000 Fragrance Group Ltd. ........... 13,860
646,400 Frencken Group Ltd. ............ 553,852
84,200 GL Ltd. ..................... 35,501
58,000 GP Industries Ltd. .............. 21,911
51,700 Haw Par Corp. Ltd. ............. 349,597
32,000 Hiap Hoe Ltd. ................. 15,512
1,374,000 Hi-P International Ltd. .......... 1,288,159
48,034 Ho Bee Land Ltd. .............. 71,355
343,340 Hong Fok Corp. Ltd. ............ 164,934
184,700 Hong Leong Asia Ltd. ........... 63,469
Shares Value
SINGAPORE (continued)
9,000 Hour Glass Ltd. (The) ........... $ 4,431
76,000 Hyflux Ltd.(a) ................. 6
200,700 Hyphens Pharma International Ltd. . 82,665
196,800 Japfa Ltd. .................... 94,852
92,950 Jurong Technologies Industrial Corp.
Ltd.(a)(b) ................ 0
88,000 Lian Beng Group Ltd. ........... 24,302
42,000 Low Keng Huat Singapore Ltd. .... 11,608
400,600 Midas Holdings Ltd.(a)(b) ........ 10,496
1,008,100 Moya Holdings Asia Ltd.(a) ....... 43,680
240,100 Olam International Ltd. .......... 233,792
68,690 OM Holdings Ltd. ............. 16,111
395,300 Penguin International Ltd. ........ 129,117
304,400 RHT Health Trust - Units REIT(a)(b) 4,209
2,200 Riverstone Holdings Ltd./Singapore . 6,051
132,450 Roxy-Pacific Holdings Ltd. ....... 30,680
217,595 Sheng Siong Group Ltd. ......... 269,744
55,900 Sinarmas Land Ltd. ............. 7,102
160,700 Singapore Medical Group Ltd. ..... 29,835
174,000 Singapore Reinsurance Corp. Ltd. .. 34,864
316,500 Stamford Land Corp. Ltd. ........ 78,808
326,100 Starhill Global REIT ............ 110,910
108,300 Sunningdale Tech Ltd. ........... 79,942
319,080 Tuan Sing Holdings Ltd. ......... 64,209
642,900 UMS Holdings Ltd. ............ 471,846
225,092 United Industrial Corp. Ltd. ...... 343,382
165,470 UOB-Kay Hian Holdings Ltd. ..... 142,873
67,798 Venture Corp. Ltd. ............. 885,403
37,907 XP Power Ltd. ................. 1,885,025
1,118,600 Yanlord Land Group Ltd. ......... 997,126
10,739,357
SOUTH AFRICA — 0.0%
5,792 AECI Ltd. .................... 29,267
25,042 Alviva Holdings Ltd. ............ 8,099
3,050 Astral Foods Ltd. ............... 24,548
27,710 Barloworld Ltd. ................ 106,882
1,860 Caledonia Mining Corp. Plc ...... 42,650
1,852 Cashbuild Ltd. ................ 17,270
10,172 Clicks Group Ltd. .............. 135,748
4,372 Coronation Fund Managers Ltd. ... 10,036
21,103 DataTec Ltd. .................. 27,858
5,624 Foschini Group Ltd. (The) ........ 23,075
11,849 Impala Platinum Holdings Ltd. .... 105,776
1,897 Lewis Group Ltd. .............. 1,549
23,684 Life Healthcare Group Holdings Ltd. 24,169
39,949 Momentum Metropolitan Holdings . 38,869
99,776 Murray & Roberts Holdings Ltd. ... 33,673
13,803 Northam Platinum Ltd.(a) ........ 108,955
9,805 Omnia Holdings Ltd.(a) ......... 15,634
24,031 Peregrine Holdings Ltd.(a) ........ 28,331
6,456 Reunert Ltd. .................. 11,747
695,568 Sappi Ltd.(a) .................. 998,169
44,159 Super Group Ltd.(a) ............ 48,920
20,220 Telkom SA SOC Ltd. ........... 34,474
3,369 Tongaat Hulett Ltd.(a) ........... 895

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Shares Value
SOUTH AFRICA (continued)
3,498 Wilson Bayly Holmes-Ovcon Ltd. .. $ 22,883
1,899,477
SOUTH KOREA — 0.7%
337,233 Daewoo Engineering & Construction
Co. Ltd.(a) ............... 989,642
2,186 Daewoo Shipbuilding & Marine
Engineering Co. Ltd.(a) ...... 43,552
1,155 Daishin Securities Co. Ltd. ....... 10,058
2,472 Doosan Fuel Cell Co. Ltd.(a) ...... 95,365
1,362 Doosan Solus Co. Ltd.(a) ......... 43,242
195 Easy Bio, Inc.(a) ............... 8,593
18,884 Green Cross Corp. .............. 3,607,637
130,841 GS Engineering & Construction Corp. 2,966,837
107,184 Hana Financial Group, Inc. ....... 2,659,794
201 Hugel, Inc.(a) ................. 26,529
37,438 Hyundai Department Store Co. Ltd. 1,878,333
109,514 Hyundai Engineering & Construction
Co. Ltd. ................. 3,163,427
81,383 KB Financial Group, Inc. ......... 2,408,553
541 Kolmar Korea Co. Ltd. .......... 21,291
122,296 Korea Electric Power Corp.(a) ..... 1,962,003
38,142 Korea Shipbuilding & Offshore
Engineering Co. Ltd.(a) ...... 2,864,331
2,125 Korean Air Lines Co. Ltd.(a) ...... 31,130
5,080 Korean Reinsurance Co. ......... 30,417
53,470 LG Electronics, Inc. ............. 3,179,580
13,703 Lotte Chemical Corp. ........... 1,943,360
42,716 OCI Co. Ltd.(a) ............... 2,017,629
1,076 PSK, Inc. .................... 28,041
3,543 S-1 Corp. .................... 269,143
82,805 Samsung Electronics Co Ltd. ...... 4,047,000
330,147 Samsung Engineering Co. Ltd.(a) ... 3,311,320
372,391 Samsung Heavy Industries Co. Ltd.(a) 1,794,574
26,630 Samsung SDS Co. Ltd. .......... 3,732,333
468 SK Chemicals Co. Ltd. .......... 105,891
23,437 SK Innovation Co. Ltd. .......... 2,507,531
500,344 SK Networks Co. Ltd. ........... 2,141,247
1,433 Soulbrain Co. Ltd.(b) ........... 115,347
908 Y G-1 Co. Ltd. ................ 3,466
1,295 Yuhan Corp. .................. 62,276
3,045 Yuyang DNU Co. Ltd.(a)(b) ...... 2,339
48,071,811
SPAIN — 0.3%
9,475 Acciona SA ................... 1,051,863
840,687 Almirall SA(a) ................. 9,304,742
353,740 Applus Services SA(a) ........... 2,741,911
20,024 Caja de Ahorros del Mediterraneo(a)
(b) ...................... 0
32,327 Cia de Distribucion Integral Logista
Holdings SA .............. 603,581
20,745 eDreams ODIGEO SA(a) ........ 43,460
8,060 Elecnor SA ................... 85,434
65,319 Faes Farma SA ................. 274,909
Shares Value
SPAIN (continued)
3,995 Fomento de Construcciones y
Contratas SA .............. $ 34,421
1,283 Grupo Catalana Occidente SA ..... 30,293
1,924 Iberpapel Gestion SA ............ 40,249
3,833 Laboratorios Farmaceuticos Rovi SA . 132,383
2,908 Masmovil Ibercom SA(a) ......... 77,746
320,579 Mediaset Espana Comunicacion SA(a) 1,048,615
59,316 Pharma Mar SA ................ 6,294,162
645 Prim SA ..................... 7,052
12,629 Prosegur Cia de Seguridad SA ..... 33,560
18,730 Red Electrica Corp. S.A. ......... 365,139
3,138 Vidrala SA .................... 344,120
5,433 Viscofan SA .................. 398,068
22,911,708
SWEDEN — 1.3%
9,371 AddNode Group AB(a) .......... 209,499
6,244 AF POYRY AB(a) .............. 160,282
72,110 Akelius Residential Property AB .... 139,036
37,127 Arise AB(a) ................... 150,038
700,018 Arjo AB - B Shares .............. 4,341,034
19,014 Atrium Ljungberg AB - B Shares ... 294,155
180,074 Avanza Bank Holding AB ........ 3,511,258
19,668 Axfood AB ................... 442,593
5,582 Beijer Electronics Group AB(a) .... 24,441
2,374 Beijer Ref AB ................. 92,577
1,616 Bergman & Beving AB .......... 14,810
135,013 Betsson AB ................... 1,018,007
41,621 BHG Group AB(a) ............. 518,874
369,736 Bilia AB - A Shares(a) ........... 3,577,566
4,239 BillerudKorsnas AB ............. 67,723
8,367 BioGaia AB - B Shares ........... 534,844
26,103 Bonava AB - B Shares ........... 175,848
248,760 Bredband2 i Skandinavien AB ..... 47,877
8,004 Bufab AB(a) .................. 104,068
37,481 Bure Equity AB ................ 1,028,251
184,925 Byggmax Group AB(a) ........... 990,677
18,146 Castellum AB ................. 390,258
152,625 Clas Ohlson AB - B Shares ........ 1,717,720
588,742 Cloetta AB - B Shares(a) ......... 1,627,779
3,242 Contextvision AB(a) ............ 84,279
8,322 Corem Property Group AB - B Shares 15,841
3,910 Corem Property Group AB -
Preference Shares ........... 145,735
362,437 Dios Fastigheter AB ............. 2,456,192
7,721 Doro AB(a) ................... 33,673
10,264 Duni AB(a) ................... 100,684
1,605 Elanders AB - B Shares(a) ........ 11,915
450,723 Elekta AB - B Shares ............ 4,644,961
69,143 Eolus Vind AB - B Shares ......... 1,046,849
77,054 Fastighets AB Balder(a) .......... 3,191,106
45,188 Fortnox AB ................... 1,330,376
32,154 G5 Entertainment AB ........... 738,279
579,275 Getinge AB - B Shares ........... 13,992,155
20,214 GHP Specialty Care AB(a) ........ 45,564
3,609 Granges AB(a) ................. 29,151

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Shares Value
SWEDEN (continued)
27,524 Gunnebo AB(a) ................ $ 55,409
64,079 Haldex AB(a) ................. 235,365
61,246 HIQ International AB(a) ......... 370,162
3,746 Hufvudstaden AB - A Shares ...... 48,648
40,801 Humana AB(a) ................ 245,906
5,464 Indutrade AB(a) ............... 276,726
120,422 Instalco AB ................... 2,190,665
178,191 Inwido AB(a) ................. 1,669,596
11,149 KNOW IT AB(a) .............. 230,417
217,638 Kungsleden AB ................ 1,760,318
3,739 Lime Technologies AB ........... 129,076
317,746 Lindab International AB ......... 4,965,883
15,790 Loomis AB(a) ................. 377,293
41,589 MIPS AB .................... 1,757,439
7,502 Momentum Group AB - Class B ... 120,588
99,467 NCC AB - Class B ............. 1,727,490
3,604 Nederman Holding AB(a) ........ 47,437
94,824 New Wave Group AB - B Shares(a) . 393,714
175,411 Nobia AB(a) .................. 1,040,718
71,080 Nolato AB - B Shares(a) .......... 5,909,448
15,572 NP3 Fastigheter AB ............. 163,944
97,818 Nyfosa AB(a) .................. 732,144
108,350 Oncopeptides AB(a)(c) .......... 1,523,114
98,398 Orexo AB(a) .................. 614,186
27,915 Paradox Interactive AB ........... 699,802
296,712 Pricer AB - B Shares ............. 880,700
7,176 Proact IT Group AB(a) .......... 151,045
801,123 Ratos AB - B Shares(a) ........... 2,866,703
76,901 RaySearch Laboratories AB(a) ..... 808,763
201,720 Recipharm AB - B Shares(a) ....... 3,244,355
167,629 Rottneros AB ................. 154,777
14,439 Samhallsbyggnadsbolaget i Norden AB 39,364
64,590 Scandi Standard AB(a) ........... 481,747
2,810 Sdiptech AB - Class B(a) ......... 50,571
4,868 Sectra AB - B Shares ............ 334,597
7,103 Semcon AB(a) ................. 46,393
8,354 Systemair AB .................. 159,623
22,961 Tethys Oil AB ................. 117,580
2,195 Vitec Software Group AB - B Shares . 68,062
38,222 Vitrolife AB(a) ................ 927,328
3,060 VNV Global AB(a) ............. 23,586
1,459 Volati AB(a) .................. 9,450
145,252 Wihlborgs Fastigheter AB ........ 2,447,797
89,143,904
SWITZERLAND — 1.2%
1,913 AEVIS VICTORIA SA(a) ........ 23,521
98,175 Alcon, Inc.(a) ................. 5,933,628
3,248 Allreal Holding AG ............. 646,208
9,301 ALSO Holding AG ............. 2,453,861
16,753 Arbonia AG(a) ................ 191,343
54,055 Ascom Holding AG(a) ........... 617,871
35,999 Baloise Holding AG ............. 5,492,543
188 Banque Cantonale de Geneve ...... 36,552
2,300 Banque Cantonale Vaudoise ....... 240,998
13,404 Basilea Pharmaceutica AG(a) ...... 640,291
Shares Value
SWITZERLAND (continued)
419 Belimo Holding AG ............ $ 3,328,606
161 Bell Food Group AG ............ 41,245
226 Berner Kantonalbank AG ......... 54,964
1,350 BKW AG .................... 130,368
740 Bobst Group SA ............... 44,157
308 Bossard Holding AG ............ 52,744
2,500 Bucher Industries AG ........... 823,424
3,815 Burckhardt Compression Holding AG 958,510
606 Burkhalter Holding AG .......... 39,363
192 Cie Financiere Tradition SA ....... 22,305
1,821 Comet Holding AG ............. 281,457
8,079 DKSH Holding AG ............ 518,890
4,960 dormakaba Holding AG ......... 2,777,687
6,372 EFG International AG ........... 42,141
121 Emmi AG .................... 109,285
1,970 Energiedienst Holding AG ........ 64,514
1,106,226 Ferrexpo Plc .................. 2,559,763
279 Forbo Holding AG ............. 435,138
2,690 Galenica AG(c) ................ 199,162
204 Georg Fischer AG .............. 187,435
128 Gurit Holding AG .............. 228,401
9,563 Helvetia Holding AG ............ 866,660
19,066 Huber + Suhner AG ............ 1,484,274
12 Hypothekarbank Lenzburg AG .... 55,150
63,545 Implenia AG .................. 2,795,038
10,414 Ina Invest Holding AG(a) ........ 216,353
474 Intershop Holding AG ........... 289,883
1,339 Investis Holding SA ............. 120,474
433 Kardex AG ................... 75,494
1,955 Lastminute.com NV(a) .......... 43,431
4,703 Leonteq AG .................. 188,507
41,591 Logitech International S.A. ....... 3,033,996
7,577 Lonza Group AG ............... 4,738,167
362 Luzerner Kantonalbank AG ....... 150,362
92 Metall Zug AG ................ 125,843
1,373 Mobimo Holding AG ........... 384,600
12,290 Molecular Partners AG(a) ........ 233,503
478 Orell Fuessli AG ............... 46,544
833 Peach Property Group AG(a) ...... 34,808
193 Phoenix Mecano AG ............ 70,284
222 Plazza AG .................... 68,214
10,274 PSP Swiss Property AG .......... 1,141,328
172,705 Quotient Ltd.(a) ............... 1,354,007
1,566 Rieter Holding AG ............. 128,393
122 Romande Energie Holding SA ..... 139,422
40 Schweiter Technologies AG ....... 49,602
10,343 SFS Group AG ................ 977,013
8,634 Siegfried Holding AG ........... 4,511,263
560 Sonova Holding AG(a) .......... 126,618
79 St. Galler Kantonalbank AG ...... 35,724
3,169 Sulzer AG .................... 262,778
3,905 Sunrise Communications Group
AG(c) ................... 364,226
2,367 Swissquote Group Holding SA ..... 221,429
422 Tamedia AG .................. 30,956
16,838 Tecan Group AG ............... 7,061,760

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Shares Value
SWITZERLAND (continued)
86,248 Temenos AG .................. $ 12,745,932
132 Thurgauer Kantonalbank ......... 15,054
10,989 u-blox Holding AG ............. 798,354
2,445 Valiant Holding AG ............ 227,820
273 Vaudoise Assurances Holding SA ... 137,783
4,120 Vetropack Holding AG(a) ........ 229,368
15,662 Vontobel Holding AG ........... 1,145,363
6,530 VZ Holding AG ............... 515,537
1,200 V-ZUG Holding AG(a) .......... 97,097
11 Warteck Invest AG ............. 25,735
2,013 Ypsomed Holding AG ........... 295,510
14,789 Zehnder Group AG ............. 649,673
37 Zug Estates Holding AG - B Shares . 79,002
29 Zuger Kantonalbank AG ......... 196,615
77,761,322
TAIWAN — 1.3%
5,391,000 Acer, Inc. .................... 3,724,224
8,194,000 AU Optronics Corp.(a) .......... 2,791,329
35,955 Capital Securities Corp. .......... 14,600
33,975 ChainQui Construction Development
Co. Ltd. ................. 24,853
1,328,559 Cheng Shin Rubber Industry Co. Ltd. 1,541,101
31,000 China Bills Finance Corp. ........ 15,507
40,605 China General Plastics Corp. ...... 23,988
3,919,650 China Petrochemical Development
Corp. ................... 1,082,307
21,000 Chun YU Works & Co. Ltd. ...... 11,403
4,740,000 Compal Electronics, Inc. ......... 3,010,404
1,682 Cub Elecparts, Inc. ............. 6,916
229,425 Eva Airways Corp. .............. 85,069
7,115,240 Evergreen Marine Corp. Taiwan Ltd.
(a) ...................... 2,670,728
732,000 Everlight Electronics Co. Ltd. ..... 909,434
92,062 Far Eastern Department Stores Ltd. . 74,008
176,205 Far Eastern International Bank ..... 66,167
19,320 Feng Hsin Steel Co. Ltd. ......... 34,776
32,466 Fwusow Industry Co. Ltd. ........ 21,890
716,200 Gigabyte Technology Co. Ltd. ..... 2,051,869
7,507,000 HannStar Display Corp.(a) ....... 1,767,859
15,000 Hey Song Corp. ............... 16,240
12,065 Hitron Technology, Inc. .......... 8,808
10,000 Holiday Entertainment Co. Ltd. ... 22,473
1,006,000 HTC Corp. ................... 1,025,988
9,574,000 Innolux Corp. ................. 2,711,619
1,554,431 International CSRC Investment
Holdings Co. .............. 982,143
3,707,000 Inventec Corp. ................ 3,157,295
960,000 Kinsus Interconnect Technology Corp. 2,527,573
12,882 Lite-On Semiconductor Corp. ..... 17,781
283,560 Longchen Paper & Packaging Co. Ltd. 142,270
2,079 Machvision, Inc. ............... 19,666
550,000 MediaTek, Inc. ................ 13,132,934
6,590 momo.com, Inc. ............... 146,263
1,089,000 Pegatron Corp. ................ 2,284,563
91,790 Powertech Technology, Inc. ....... 306,640
Shares Value
TAIWAN (continued)
3,242 Poya International Co. Ltd. ....... $ 68,078
121,000 Prodisc Technology, Inc.(a)(b) ..... 0
4,073,000 Qisda Corp. .................. 2,325,401
93,105 Radiant Opto-Electronics Corp. .... 398,062
70,750 Radium Life Tech Co. Ltd. ........ 23,544
575,325 Realtek Semiconductor Corp. ...... 7,340,098
68,180 SCI Pharmtech, Inc. ............ 285,404
30,247 Sesoda Corp. .................. 22,816
16,193,130 Shin Kong Financial Holding Co. Ltd. 4,705,717
6,000 Shiny Chemical Industrial Co. Ltd. . 23,242
10,961 Sino-American Electronic Co. Ltd.(a)
(b) ...................... 0
117,000 Southeast Cement Co. Ltd. ....... 65,315
95,969 TA Chen Stainless Pipe .......... 76,287
486,710 Taichung Commercial Bank Co. Ltd. 194,391
47,895 TaiDoc Technology Corp. ........ 412,663
279,422 Taiwan Business Bank ........... 96,390
51,469 Taiwan TEA Corp. ............. 29,261
41,000 Tatung Co. Ltd.(a) ............. 22,367
55,315 Tung Ho Steel Enterprise Corp. .... 44,537
2,938,000 Unimicron Technology Corp. ...... 6,454,371
181,848 Union Bank Of Taiwan .......... 64,569
15,151,646 United Microelectronics Corp. ..... 11,489,422
104,767 United Renewable Energy Co. Ltd.(a) 32,306
27,780 Universal Cement Corp. ......... 16,221
49,734 UPC Technology Corp. .......... 15,957
44,673 Wintek Corp.(a)(b) ............. 523
85,622 Wisdom Marine Lines Co. Ltd. .... 63,211
4,214,696 Wistron Corp. ................. 4,938,325
21,635 WT Microelectronics Co. Ltd. ..... 31,012
91,124 Yang Ming Marine Transport Corp.(a) 19,619
78,035 Yieh Phui Enterprise Co. Ltd. ..... 22,107
85,711,904
THAILAND — 0.2%
22,900 Bangkok Insurance Public Co. Ltd. -
FOR .................... 208,613
708,100 Bangkok Land Public Co. Ltd. - FOR 23,877
14,300 Bumrungrad Hospital Public Co. Ltd.
- FOR ................... 52,637
21,921,107 IRPC Public Co. Ltd. - FOR ...... 1,791,656
5,002,000 Italian-Thai Development Public Co.
Ltd. - FOR(a) ............. 168,743
7,378 Minor International Public Co. Ltd. -
FOR(a) .................. 4,320
2,658,958 PTT Global Chemical Public Co. Ltd.
- FOR ................... 4,021,296
82,500 Rojana Industrial Park Public Co. Ltd.
- FOR ................... 11,399
700 Samart Telcoms Public Co. Ltd. - FOR 124
2,602,783 Thai Oil Public Co. Ltd. - FOR .... 3,521,028
85,400 Vibhavadi Medical Center Public Co.
Ltd. - FOR ............... 4,221
9,807,914

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Shares Value
TURKEY — 0.4%
1 Anadolu Anonim Turk Sigorta Sirketi $ 1
1,317,359 Arcelik AS(a) .................. 4,363,478
2,824,425 Dogan Sirketler Grubu Holding AS . 853,193
12,906,677 Emlak Konut Gayrimenkul Yatirim
Ortakligi AS REIT .......... 4,141,292
1,930,256 Haci Omer Sabanci Holding AS .... 2,313,766
44,496 Kardemir Karabuk Demir Celik Sanayi
ve Ticaret AS - Class A ....... 28,266
1,171,005 KOC Holding AS .............. 2,714,046
948 Otokar Otomotiv Ve Savunma Sanayi
A.S. ..................... 22,881
5,065,583 Petkim Petrokimya Holding AS(a) .. 2,835,426
367,887 Soda Sanayii AS ................ 344,331
143,713 TAV Havalimanlari Holding AS .... 342,724
196,957 Tupras Turkiye Petrol Rafinerileri
AS(a) .................... 2,334,046
1,358,391 Turkcell Iletisim Hizmetleri AS .... 2,883,460
68,766 Turkiye Sise ve Cam Fabrikalari AS .. 56,817
1 Ulker Biskuvi Sanayi AS(a) ....... 3
23,233,730
UKRAINE — 0.0%
2,796 Kernel Holding SA ............. 29,506
UNITED ARAB EMIRATES — 0.0%
833 NMC Health Plc(a) ............. 250
UNITED KINGDOM — 5.3%
32,437 4imprint Group Plc ............. 1,006,542
12,026 accesso Technology Group Plc(a) ... 41,659
944,998 Adaptimmune Therapeutics Plc -
ADR(a) .................. 8,835,731
129,757 Afren Plc(a)(b) ................ 0
262,200 Aggreko Plc ................... 1,315,685
449 Aptitude Software Group Plc ...... 2,436
10,408 Argentex Group Plc ............. 23,010
326,031 Ashmore Group Plc ............. 1,667,876
247,939 ASOS Plc(a) .................. 10,845,777
62,552 AVEVA Group Plc .............. 3,375,838
877,802 B&M European Value Retail SA ... 5,277,605
583,287 Balfour Beatty Plc .............. 1,830,820
17,569 Bellway Plc ................... 581,800
27,727 Bloomsbury Publishing Plc ....... 74,237
21,344 Bodycote Plc .................. 155,732
1,997,159 boohoo Group Plc(a) ............ 6,757,178
336,443 Bovis Homes Group Plc .......... 2,704,991
361,094 Britvic Plc .................... 3,753,181
87,391 Carillion Plc(a)(b) .............. 0
25,760 Central Asia Metals Plc .......... 56,089
62,387 Chemring Group Plc ............ 192,622
32,417 Chesnara Plc .................. 121,695
39,197 Clinigen Group Plc ............. 359,992
25,177 CLS Holdings Plc .............. 64,208
156,441 Coats Group Plc ............... 115,822
1,187,894 Codemasters Group Holdings Plc(a) . 5,541,112
63,918 Computacenter Plc ............. 1,651,062
48,055 Concentric AB(a) .............. 821,870
Shares Value
UNITED KINGDOM (continued)
2,079,085 ConvaTec Group Plc(c) .......... $ 5,525,523
192,027 Crest Nicholson Holdings plc ..... 468,758
3,863 Daily Mail & General Trust Plc - Class
A ...................... 31,814
187,265 Dart Group Plc ................ 1,578,090
14,869 Derwent London Plc REIT ....... 559,411
318,213 Dialog Semiconductor Plc(a) ...... 14,916,261
18,588 Dignity Plc(a) ................. 79,006
3,663 DiscoverIE Group Plc ........... 28,433
1,052,220 Dixons Carphone Plc ............ 1,013,237
2,427,734 Drax Group Plc ................ 8,835,100
28,901 Dunelm Group Plc ............. 463,740
8,000 EKF Diagnostics Holdings Plc(a) ... 5,050
220,699 Electrocomponents Plc .......... 1,890,539
149,346 Elementis Plc ................. 124,594
89,121 EMIS Group Plc ............... 1,159,252
1,306 Epwin Group Plc ............... 1,121
6,355 Ergomed Plc(a) ................ 46,462
117,724 FDM Group Holdings Plc ........ 1,425,524
94,671 Fevertree Drinks Plc ............ 2,697,797
32,008 Firstgroup Plc(a) ............... 14,871
180,226 G4S Plc ..................... 334,815
6,558 Games Workshop Group Plc ...... 752,724
10,948 Gamma Communications Plc ..... 227,136
6,409 Gateley Holdings Plc ............ 10,282
247,162 Genus Plc .................... 11,030,251
115,842 Go-Ahead Group Plc (The) ....... 948,926
320 Goodwin Plc .................. 13,134
399,797 Greggs Plc .................... 6,217,438
495,269 Gulf Keystone Petroleum Ltd. ..... 595,749
762 H&T Group Plc ............... 3,175
201,755 Halfords Group Plc ............. 386,546
76,248 Headlam Group Plc ............. 275,669
10,646 Henry Boot Plc ................ 34,909
17,318 Hollywood Bowl Group Plc ....... 30,688
241,666 HomeServe Plc ................ 4,183,712
32,150 Horizon Discovery Group Plc(a) ... 40,876
487,831 Howden Joinery Group Plc ....... 3,113,081
3,022 Hunting Plc .................. 7,031
74,999 IMI Plc ...................... 1,019,008
494,096 Inchcape Plc(a) ................ 2,767,971
243,011 Indivior Plc(a) ................. 439,696
604,170 IntegraFin Holdings Plc .......... 4,276,071
413,185 International Personal Finance Plc .. 296,018
2,539 iomart Group Plc .............. 11,610
126,494 J D Wetherspoon Plc ............ 1,401,314
821,262 JD Sports Fashion Plc ........... 6,492,400
127,801 Johnson Service Group Plc ........ 153,917
4,044 Judges Scientific Plc ............. 270,505
747,709 Just Group Plc(a) ............... 438,204
138,183 Kainos Group Plc .............. 1,987,337
223,947 KAZ Minerals Plc .............. 1,561,446
7,207 Keller Group Plc ............... 52,758
360,123 Lookers Plc(b) ................. 98,994
102,044 M&G Plc .................... 213,573
98,092 Marshalls Plc .................. 760,624

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Shares Value
UNITED KINGDOM (continued)
901,985 Marston's Plc ................. $ 475,634
20,113 McBride Plc .................. 15,819
179,814 Micro Focus International Plc ..... 647,346
414,401 Moneysupermarket.com Group Plc . 1,587,587
22,720 Morgan Advanced Materials Plc .... 64,687
14,312 Morgan Sindall Group Plc ........ 194,560
296 Mortgage Advice Bureau Holdings
Ltd. ..................... 2,327
6,132 Motorpoint group Plc ........... 19,860
670,312 National Express Group Plc ....... 1,333,739
29,888 NCC Group Plc ............... 67,246
79,984 Ninety One Plc(a) .............. 225,182
484 Norcros Plc ................... 990
36,582 Northgate Plc ................. 78,678
3,144,199 Ocado Group Plc(a) ............ 84,232,862
121,432 OneSavings Bank Plc ............ 375,407
33,499 Oxford Biomedica Plc(a) ......... 358,171
21,547 Oxford Instruments Plc .......... 378,301
96,831 Oxford Metrics Plc ............. 94,646
47,725 Pagegroup Plc ................. 218,512
5,827 Patisserie Holdings Plc(a)(b) ....... 0
55,569 PayPoint Plc .................. 438,643
4,424 Pennon Group Plc .............. 61,131
497,993 Pets at Home Group Plc ......... 2,033,388
83,722 Phoenix Group Holdings Plc ...... 718,948
36,579 Photo-Me International Plc ....... 21,604
40,982 Polar Capital Holdings Plc ........ 252,496
40,227 Provident Financial Plc(a) ........ 86,915
164,245 Rank Group Plc ............... 293,285
4,427 Rathbone Brothers Plc ........... 93,745
116,843 Reach Plc .................... 94,213
637,606 Redrow Plc ................... 3,559,794
137,598 Renishaw Plc .................. 8,715,060
15,232 Renold Plc(a) ................. 2,160
6,805,666 Rentokil Initial Plc(a) ........... 47,478,852
1,491,777 Rightmove Plc ................. 10,765,952
12,337 RM Plc(a) .................... 38,451
23,329 Robert Walters Plc .............. 127,313
1,999,718 Rotork Plc .................... 7,252,447
746,780 Royal Mail Plc ................. 1,561,647
140,011 RPS Group Plc ................ 81,645
81,405 Safestore Holdings Plc REIT ...... 818,305
83,815 SDI Group PLC(a) ............. 60,332
40,856 SDL Plc(a) ................... 248,516
185,138 Senior Plc .................... 125,735
537,479 Serco Group Plc(a) ............. 1,116,558
38,825 Severfield Plc .................. 30,241
23,282 SIG Plc ...................... 8,558
72,855 Softcat Plc .................... 1,201,089
76,452 Speedy Hire Plc ................ 50,430
15,835 Spirax-Sarco Engineering Plc ...... 2,116,116
567,901 Spirent Communications Plc ...... 2,079,249
115,581 Sports Direct International Plc(a) ... 376,569
653,439 SSP Group Plc ................ 1,754,380
174,991 St. James's Place Plc ............. 2,140,258
140,074 St. Modwen Properties Plc ........ 565,576
Shares Value
UNITED KINGDOM (continued)
881,091 Stagecoach Group Plc ........... $ 547,292
72,882 SThree Plc .................... 241,896
16,752 Stock Spirits Group Plc .......... 49,036
444,332 TalkTalk Telecom Group Plc ...... 403,528
592,161 Tate & Lyle Plc ................ 5,040,111
9,007 Team17 Group Plc(a) ........... 71,849
45,049 Telit Communications Plc(a) ...... 79,977
743,029 TP ICAP Plc .................. 3,207,200
173,391 Trainline Plc(a)(c) .............. 932,591
35,989 Travis Perkins Plc ............... 520,536
14,655 Trifast Plc .................... 20,504
8,920 TT Electronics plc .............. 19,907
66,272 Tullow Oil Plc ................. 22,161
6,494 U & I Group Plc ............... 5,743
45,570 Ultra Electronics Holdings Plc ..... 1,408,324
392,911 Vectura Group Plc .............. 508,723
60,862 Vertu Motors Plc ............... 17,741
35,095 Vesuvius Plc(a) ................ 186,747
185,045 Victrex Plc ................... 4,515,207
1,472 Vp Plc ...................... 14,077
67,225 Watkin Jones Plc ............... 121,363
4,842 Wilmington Plc ................ 8,313
46,233 YouGov Plc ................... 483,479
353,654,201
UNITED STATES — 46.7%
18,215 1-800-Flowers.com, Inc. - Class A(a) 514,574
71 1st Constitution Bancorp ......... 878
9,654 1st Source Corp. ............... 319,740
32,785 A10 Networks, Inc.(a) ........... 264,903
81,632 ACADIA Pharmaceuticals, Inc.(a) .. 3,393,442
14,800 Acceleron Pharma, Inc.(a) ........ 1,467,716
16,705 ACI Worldwide, Inc.(a) .......... 447,527
385 ACNB Corp. .................. 7,931
7,149 Addus HomeCare Corp.(a) ....... 689,235
730,318 Aduro Biotech, Inc.(a) ........... 2,059,497
436,597 Advance Auto Parts, Inc. ......... 65,550,674
26,331 Advanced Disposal Services, Inc.(a) . 794,143
159,744 AeroVironment, Inc.(a) .......... 12,228,403
17,156 Agilysys, Inc.(a) ................ 359,590
34,117 Agios Pharmaceuticals, Inc.(a) ..... 1,546,182
1,573 Akero Therapeutics, Inc.(a) ....... 55,228
16,789 Alacer Gold Corp.(a) ............ 129,729
40,000 Albany International Corp. - Class A 1,923,200
1,408 Alexander's, Inc. REIT .......... 354,520
4,766 Alico, Inc. .................... 143,838
14,031 ALLETE, Inc. ................. 832,038
372,705 Alnylam Pharmaceuticals, Inc.(a) ... 54,325,481
550,000 Altra Industrial Motion Corp. ..... 18,826,500
87,999 Ambarella, Inc.(a) .............. 3,984,595
7,493 American Assets Trust, Inc. REIT ... 202,311
494 American National Bankshares, Inc. . 10,848
21,570 American Software, Inc. - Class A ... 355,258
11,084 American States Water Co. ........ 852,138
3,810 America's Car-Mart, Inc.(a) ....... 362,560
9,690 AMERISAFE, Inc. ............. 614,927

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Shares Value
UNITED STATES (continued)
23,514 Amphastar Pharmaceuticals, Inc.(a) . $ 470,750
25,245 AngioDynamics, Inc.(a) .......... 208,524
5,864 ANI Pharmaceuticals, Inc. (a) ...... 173,633
184,702 ANSYS, Inc.(a) ................ 57,368,441
6,758 Anterix, Inc.(a) ................ 294,514
842,800 AO Smith Corp. ............... 40,572,392
6,310 Apollo Medical Holdings, Inc.(a) ... 105,692
306,699 Appian Corp.(a) ............... 15,601,778
6,725 Applied Industrial Technologies, Inc. 424,482
24,006 Applied Therapeutics, Inc.(a) ...... 619,355
29,811 Aprea Therapeutics, Inc.(a) ........ 817,716
342,212 AptarGroup, Inc. ............... 39,422,822
8,398 Arcosa, Inc. ................... 354,564
18,909 Arcus Biosciences, Inc.(a) ......... 372,129
9,778 Armada Hoffler Properties, Inc. REIT 94,260
6,752 Arrow Financial Corp. ........... 184,330
6,723 Asbury Automotive Group, Inc.(a) .. 673,308
2,805 Aspen Technology, Inc.(a) ........ 272,814
382,955 AtriCure, Inc.(a) ............... 15,628,394
855 Atrion Corp. .................. 530,185
710,000 Avanos Medical, Inc.(a) .......... 21,775,700
1,438 Avenue Therapeutics, Inc.(a) ...... 14,567
9,260 Avista Corp. .................. 343,824
254,575 Axogen, Inc.(a) ................ 2,894,518
134,283 Axon Enterprise, Inc.(a) .......... 11,162,946
530,000 B&G Foods, Inc. ............... 15,322,300
8,948 Balchem Corp. ................ 897,126
1,015 BancFirst Corp. ................ 44,213
6,783 Bandwidth, Inc. - Class A(a) ...... 982,043
8,898 Bank of Commerce Holdings ...... 67,180
2,896 Bank of Marin Bancorp .......... 90,963
411,230 Barnes Group, Inc. ............. 15,162,050
5,755 Barrett Business Services, Inc. ...... 303,173
5,388 Baycom Corp.(a) ............... 55,389
8,613 BellRing Brands, Inc. - Class A(a) ... 171,140
15,890 Benchmark Electronics, Inc. ....... 323,520
207,681 Benefitfocus, Inc.(a) ............. 2,431,945
46,670 BioDelivery Sciences International,
Inc.(a) ................... 195,547
4,292 BioSpecifics Technologies Corp.(a) .. 268,937
4,561 BJ's Wholesale Club Holdings, Inc.(a) 182,668
15,435 Black Hills Corp. ............... 893,069
159,286 Blackbaud, Inc. ................ 9,961,746
272,029 Blackline, Inc.(a) ............... 24,186,098
20,550 Bloomin' Brands, Inc. ........... 236,736
1,015 Blueprint Medicines Corp.(a) ...... 74,278
5,207 Bluerock Residential Growth, Inc.
REIT ................... 37,699
24,100 BMC Stock Holdings, Inc.(a) ...... 616,960
2,078 Boise Cascade Co. .............. 96,814
18,440 Boston Beer Co., Inc. (The) - Class
A(a) .................... 14,944,514
19,500 Brightcove, Inc.(a) .............. 206,310
4,440 Brinker International, Inc. ........ 119,392
21,120 Brookline Bancorp, Inc. .......... 202,646
Shares Value
UNITED STATES (continued)
4,813 BRT Apartments Corp. REIT ..... $ 49,670
215,000 Bryn Mawr Bank Corp. .......... 5,598,600
259,800 Burlington Stores, Inc.(a) ......... 48,842,400
373,500 Cabot Microelectronics Corp. ..... 56,293,920
6,850 Cabot Oil & Gas Corp. .......... 128,095
845 CACI International, Inc. - Class A(a) 175,608
7,991 Cadiz, Inc.(a) ................. 84,864
7,118 Calavo Growers, Inc. ............ 411,207
13,583 Cal-Maine Foods, Inc.(a) ......... 596,905
1,809 Cambridge Bancorp ............. 98,030
8,462 Camden National Corp. ......... 268,161
400,000 Cantel Medical Corp. ........... 18,900,000
5,244 Capital City Bank Group, Inc. ..... 98,745
4,367 Capstar Financial Holdings, Inc. ... 44,325
620,000 Cardiovascular Systems, Inc.(a) .... 18,897,600
11,388 Carriage Services, Inc. ........... 251,789
2,030 Carter Bank & Trust ............ 14,311
10,584 Casella Waste Systems, Inc. - Class
A(a) .................... 586,459
9,944 Cass Information Systems, Inc. .... 356,294
320,000 Catalent, Inc.(a) ............... 27,948,800
7,765 CatchMark Timber Trust, Inc. - Class
A REIT .................. 75,786
27,970 CBIZ, Inc.(a) ................. 676,315
352,400 CDW Corp. .................. 40,966,500
13,075 Cellular Biomedicine Group, Inc.(a) . 172,198
2,608 Central Garden & Pet Co.(a) ...... 98,739
21,550 Central Garden & Pet Co. - Class A(a) 746,708
4,782 Central Valley Community Bancorp . 62,835
1,019 Century Bancorp, Inc. - Class A .... 70,963
105,521 CEVA, Inc.(a) ................. 4,241,944
27,959 ChannelAdvisor Corp.(a) ......... 569,525
56,015 Chase Corp. .................. 5,632,868
13,802 Cheesecake Factory, Inc. (The) ..... 331,248
522,676 Chegg, Inc.(a) ................. 42,321,076
1,268 Chemed Corp. ................ 624,097
3,211 Chemung Financial Corp. ........ 86,729
10,896 Chesapeake Utilities Corp. ........ 920,603
11,543 Chiasma, Inc.(a) ............... 50,443
24,060 ChromaDex Corp.(a) ........... 121,744
2,455 Citrix Systems, Inc. ............. 350,476
807,294 Cloudera, Inc.(a) ............... 9,098,203
4,240 CNB Financial Corp. ............ 69,239
263 Coastal Financial Corp.(a) ........ 3,516
2,000 Coca-Cola Consolidated, Inc. ..... 459,120
1,154,617 Codexis, Inc.(a) ................ 13,659,119
16,090 Cogent Communications Holdings,
Inc. ..................... 1,449,870
27,926 Cognex Corp. ................. 1,867,412
6,799 Collectors Universe, Inc. ......... 258,770
2,453 Collegium Pharmaceutical, Inc.(a) .. 38,708
17,109 Columbia Financial, Inc.(a) ....... 205,821
210,000 Community Bank System, Inc. .... 11,808,300
4,815 Community Healthcare Trust Inc.
REIT ................... 220,190

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Shares Value
UNITED STATES (continued)
10,419 Computer Programs & Systems, Inc. $ 257,141
9,796 Concert Pharmaceuticals, Inc.(a) ... 90,809
320,633 CONMED Corp. .............. 26,465,048
200,994 Cooper Cos, Inc. (The) .......... 56,867,232
8,588 Cornerstone OnDemand, Inc.(a) ... 304,960
5,340 CorVel Corp.(a) ............... 424,477
2,927 CRA International, Inc. .......... 122,261
3,183 Cracker Barrel Old Country Store, Inc. 351,626
146,639 Cree, Inc.(a) .................. 10,106,360
19,590 CryoLife, Inc.(a) ............... 380,242
16,330 CSG Systems International, Inc. .... 687,983
109,800 CSW Industrials, Inc. ........... 7,333,542
4,200 CTO Realty Growth, Inc. ........ 166,488
525,000 CVB Financial Corp. ............ 9,486,750
32,493 CytomX Therapeutics, Inc.(a) ..... 227,776
91 Daily Journal Corp.(a) ........... 25,844
11,304 Darling Ingredients, Inc.(a) ....... 315,721
21,889 DexCom, Inc.(a) ............... 9,533,535
194,873 Digimarc Corp.(a) .............. 2,739,914
2,045 Digital Realty Trust, Inc. REIT .... 328,304
940 Domino's Pizza, Inc. ............ 363,413
2,572 Donegal Group, Inc. - Class A ..... 35,957
389,420 Dover Corp. .................. 40,083,001
14,846 DSP Group, Inc.(a) ............. 220,463
1,725 Ducommun, Inc.(a) ............. 62,014
17,856 Dynex Capital, Inc. REIT ........ 275,875
7,682 Eagle Pharmaceuticals, Inc.(a) ..... 356,368
375 Eastern Co. (The) .............. 6,116
7,168 EastGroup Properties, Inc. REIT ... 950,907
9,828 eGain Corp.(a) ................ 97,395
7,119 Eidos Therapeutics, Inc.(a) ........ 285,472
1,670 Electromed, Inc.(a) ............. 27,705
750,000 elf Beauty, Inc.(a) .............. 13,395,000
5,448 EMCOR Group, Inc. ........... 373,188
15,556 Employers Holdings, Inc. ......... 505,881
5,084 Encompass Health Corp. ......... 346,119
11,520 Ennis, Inc. ................... 199,296
16,430 Ensign Group, Inc. (The) ......... 755,616
140,000 Envestnet, Inc.(a) .............. 11,368,000
159,750 Envista Holdings Corp.(a) ........ 3,493,732
331,008 Equifax, Inc. .................. 53,808,660
9,295 Equity Commonwealth REIT ..... 293,443
1,025 ESSA Bancorp, Inc. ............. 12,915
150,112 EverQuote, Inc. - Class A(a) ....... 8,173,598
7,040 Evo Payments, Inc. - Class A(a) .... 159,738
350,000 Evoqua Water Technologies Corp.(a) 6,730,500
202,396 Exact Sciences Corp.(a) .......... 19,177,021
8,236 ExlService Holdings, Inc.(a) ....... 527,598
9,665 Exponent, Inc. ................ 812,440
1,804 Extra Space Storage, Inc. REIT .... 186,425
1,800 Fair Isaac Corp.(a) .............. 790,542
2,567 Farmers National Banc Corp. ...... 27,749
108,967 FARO Technologies, Inc.(a) ....... 6,519,496
1,835 Federal Agricultural Mortgage Corp. -
Class C .................. 109,201
15,460 First Bancorp/Southern Pines NC .. 319,404
Shares Value
UNITED STATES (continued)
6,435 First Bancshares, Inc. (The) ....... $ 128,121
24,250 First Busey Corp. ............... 414,675
1,213 First Business Financial Services, Inc. 18,037
600 First Citizens BancShares, Inc. - Class
A ...................... 255,522
9,605 First Community Bankshares, Inc. .. 187,874
8,696 First Financial Corp. ............ 290,707
5,466 First Mid Bancshares, Inc. ........ 133,425
95,700 First Solar, Inc.(a) .............. 5,698,935
1,825 Five9, Inc.(a) .................. 220,497
4,045 Flagstar Bancorp, Inc. ........... 126,932
258,527 Flexion Therapeutics, Inc.(a) ...... 3,508,211
487 Forrester Research, Inc.(a) ........ 17,099
12,055 Forward Air Corp. .............. 626,739
1,708 Foundation Building Materials, Inc.(a) 23,451
523,408 Freeport-McMoRan, Inc. ......... 6,762,431
15,680 Fresh Del Monte Produce, Inc. ..... 354,054
250,000 Freshpet, Inc.(a) ............... 24,012,500
10,259 FTI Consulting, Inc.(a) .......... 1,225,335
3,917 Gencor Industries, Inc.(a) ........ 46,886
75,000 Generac Holdings, Inc.(a) ........ 11,818,500
250,000 German American Bancorp, Inc. ... 7,110,000
19,480 Getty Realty Corp. REIT ......... 577,192
21,830 Gladstone Commercial Corp. REIT . 397,306
3,973 Gladstone Land Corp. REIT ...... 63,886
39,808 Glaukos Corp.(a) ............... 1,739,610
10,292 Global Medical, Inc. REIT ....... 122,372
593 Global Water Resources, Inc. ...... 6,161
178,090 Globus Medical, Inc. - Class A(a) ... 8,580,376
15,603 Gold Resource Corp. ............ 68,497
19,000 Great Lakes Dredge & Dock Corp.(a) 158,840
7,281 Great Southern Bancorp, Inc. ...... 262,626
25,140 Gritstone Oncology, Inc.(a) ....... 80,574
18,801 H&R Block, Inc. ............... 272,614
18,180 Hackett Group, Inc. (The) ........ 250,702
9,565 Haemonetics Corp.(a) ........... 838,468
22,002 Harpoon Therapeutics, Inc.(a) ..... 242,242
12,300 Haverty Furniture Cos, Inc. ....... 174,906
8,070 Hawaiian Electric Industries, Inc. ... 292,618
7,687 Hawkins, Inc. ................. 396,111
195,000 HB Fuller Co. ................. 8,841,300
5,162 HCI Group, Inc. ............... 230,328
2,978 Healthcare Realty Trust, Inc. REIT .. 87,255
18,340 HealthStream, Inc.(a) ........... 402,655
35,043 Heartland Express, Inc. .......... 710,847
8,400 Heidrick & Struggles International,
Inc. ..................... 169,932
6,715 Helen of Troy Ltd.(a) ............ 1,264,099
14,116 Hemisphere Media Group, Inc.(a) .. 124,221
4,464 Heritage-Crystal Clean, Inc.(a) ..... 62,184
112,337 Heron Therapeutics, Inc.(a) ....... 1,829,970
1,148 Home Bancorp, Inc. ............ 26,840
12,740 HomeStreet, Inc. ............... 336,846
8,618 HomeTrust Bancshares, Inc. ....... 124,272
19,807 Homology Medicines, Inc.(a) ...... 260,462
2,081,218 Hostess Brands, Inc.(a) .......... 26,389,844

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Shares Value
UNITED STATES (continued)
15,010 Hub Group, Inc. - Class A(a) ...... $ 794,029
11,870 Huron Consulting Group, Inc.(a) ... 566,436
1,371,355 IAA, Inc.(a) ................... 59,448,239
6,606 ICF International, Inc. ........... 446,632
7,017 IDACORP, Inc. ................ 654,335
207,130 IDEX Corp. .................. 34,139,167
7,072 IES Holdings, Inc.(a) ............ 168,526
260,000 Independent Bank Corp. ......... 16,775,200
15,120 Independent Bank Corp. ......... 211,151
146,855 Ingersoll Rand, Inc.(a) ........... 4,639,149
8,642 Ingles Markets, Inc. - Class A ...... 347,841
214,409 Ingredion, Inc. ................ 18,546,378
140,628 Innospec, Inc. ................. 10,571,007
11,906 Innoviva, Inc.(a) ............... 161,267
34,610 Inovalon Holdings, Inc. - Class A(a) . 814,373
12,660 Insight Enterprises, Inc.(a) ........ 630,974
107,127 Insmed, Inc.(a) ................ 2,798,157
221,473 Inspire Medical Systems, Inc.(a) .... 22,005,557
11,329 Integer Holdings Corp.(a) ........ 745,108
578,160 Integra LifeScience Holdings Corp.(a) 27,607,140
5,100 Intelligent Systems Corp.(a) ....... 154,632
14,190 International Money Express, Inc.(a) 191,281
9,040 International Seaways, Inc. ........ 156,121
194,565 Intersect ENT, Inc. (a) ........... 3,344,572
1,132 Investar Holding Corp. .......... 15,090
12,923 Investors Bancorp Inc. ........... 104,935
7,684 Investors Real Estate Trust REIT ... 555,553
70,887 IPG Photonics Corp.(a) .......... 12,689,482
1,015 iRadimed Corp.(a) .............. 22,614
24,225 Iridium Communications, Inc.(a) ... 663,523
141,141 iRobot Corp.(a) ................ 10,259,539
3,900 Itron, Inc.(a) .................. 271,284
62,360 J&J Snack Foods Corp. .......... 7,678,387
13,300 j2 Global, Inc.(a) ............... 754,376
2,065 Jack Henry & Associates, Inc. ..... 368,189
5,086 Jack in the Box, Inc. ............ 417,611
6,289 John B Sanfilippo & Son, Inc. ..... 554,501
325,000 John Bean Technologies Corp. ..... 30,472,000
475,000 John Wiley & Sons, Inc. - Class A .. 16,069,250
10,287 Juniper Networks, Inc. ........... 261,084
12,743 Kaleido Biosciences, Inc.(a) ....... 76,076
5,458 Kelly Services, Inc. - Class A ....... 80,833
21,673 Kezar Life Sciences, Inc.(a) ........ 94,711
13,420 Kforce, Inc. ................... 387,033
10,425 Kiniksa Pharmaceuticals Ltd. - Class
A(a) .................... 203,496
5,763 Kinsale Capital Group, Inc. ....... 1,123,209
8,760 Kite Realty Group Trust REIT ..... 86,461
28,301 KKR Real Estate Finance Trust, Inc.
REIT ................... 471,212
6,765 Krystal Biotech, Inc.(a) .......... 279,327
138,935 L3Harris Technologies, Inc. ....... 23,386,929
276,155 Laboratory Corp of America
Holdings(a) ............... 53,275,823
206,606 Lancaster Colony Corp. .......... 32,765,646
Shares Value
UNITED STATES (continued)
16,900 Landec Corp.(a) ............... $ 159,536
2,139 LCNB Corp. .................. 26,780
890 Legacy Housing Corp.(a) ......... 12,229
9,567 LeMaitre Vascular, Inc. .......... 280,600
134,240 LendingTree, Inc.(a) ............ 46,485,970
3,710 LHC Group, Inc.(a) ............ 723,858
2,683 Life Storage, Inc. REIT .......... 263,283
4,833 Lithia Motors, Inc. - Class A ...... 1,107,482
235,350 LivePerson, Inc.(a) .............. 10,115,343
199,587 LiveRamp Holdings, Inc.(a) ....... 9,095,180
11,068 LTC Properties, Inc. REIT ........ 411,176
14,671 Luminex Corp. ................ 534,024
9,077 Macatawa Bank Corp. ........... 65,354
17,826 Madrigal Pharmaceuticals, Inc.(a) ... 1,829,126
13,095 ManTech International Corp. - Class A 911,150
113,141 MarketAxess Holdings, Inc. ....... 58,459,955
18,368 Marten Transport Ltd. ........... 488,956
42,995 Masimo Corp.(a) ............... 9,464,059
342,656 Match Group, Inc.(a) ............ 35,190,771
10,020 Materion Corp. ................ 575,348
174,972 MaxCyte, Inc.(a) ............... 567,598
15,593 MAXIMUS, Inc. ............... 1,157,157
4,782 McGrath RentCorp ............. 277,452
765,000 Medallia, Inc.(a) ............... 23,508,450
4,353 Medpace Holdings, Inc.(a) ........ 519,531
801 Mercantile Bank Corp. .......... 17,053
1,636 Merchants Bancorp ............. 30,151
16,320 Meridian Bancorp, Inc. .......... 186,130
2,822 Mesa Laboratories, Inc. .......... 668,645
6,408 Methode Electronics, Inc. ........ 180,706
290,000 MGP Ingredients, Inc. ........... 10,518,300
5,001 MicroStrategy, Inc. - Class A(a) .... 619,724
3,293 Middlesex Water Co. ............ 210,950
1,150 Midland States Bancorp, Inc. ...... 16,203
8,532 Miller Industries, Inc. ........... 241,882
49,335 Mitek Systems, Inc.(a) ........... 506,177
146,419 Model N, Inc.(a) ............... 5,631,275
33,630 Monmouth Real Estate Investment
Corp. REIT ............... 485,281
234,588 MSA Safety, Inc. ............... 27,805,716
6,380 Murphy USA, Inc.(a) ............ 844,776
10,472 MYR Group, Inc.(a) ............ 384,008
1,598 NACCO Industries, Inc. - Class A .. 34,900
547,510 Nasdaq, Inc. .................. 71,893,538
37,130 National General Holdings Corp. ... 1,262,049
5,669 National Health Investors, Inc. REIT 351,478
3,593 National HealthCare Corp. ....... 213,137
100,353 National Instruments Corp. ....... 3,562,531
4,078 National Presto Industries, Inc. .... 348,220
2,720 National Research Corp. ......... 155,557
25,653 National Storage Affiliates Trust REIT 790,625
350,000 National Vision Holdings, Inc.(a) ... 11,196,500
845 Natural Grocers by Vitamin Cottage,
Inc. ..................... 13,376
18,290 Natus Medical, Inc.(a) ........... 339,828
6,417 Nelnet, Inc. - Class A ............ 372,186

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Shares Value
UNITED STATES (continued)
16,568 Neogen Corp.(a) ............... $ 1,271,925
442,270 New Relic, Inc.(a) .............. 31,361,366
5,638 NexPoint Residential Trust, Inc. REIT 215,541
3,820 NextCure, Inc.(a) .............. 34,074
17,590 NextGen Healthcare, Inc.(a) ...... 257,166
323 NGM Biopharmaceuticals, Inc.(a) .. 5,908
35,600 NIC, Inc. .................... 780,352
5,776 Nicolet Bankshares, Inc.(a) ........ 323,572
3,910 Northrim BanCorp, Inc. ......... 90,008
38,290 Northwest Bancshares, Inc. ....... 377,157
9,538 Northwest Natural Holding Co. .... 510,188
15,199 NorthWestern Corp. ............ 855,096
12,998 NuVasive, Inc.(a) ............... 742,706
2,457 NVE Corp. ................... 133,268
23,840 OceanFirst Financial Corp. ....... 365,229
4,462 Odonate Therapeutics, Inc.(a) ..... 162,283
8,153 Office Properties Income Trust REIT 205,048
1,684 Oil-Dri Corp. of America ........ 58,553
9,565 Omnicell, Inc.(a) ............... 672,324
13,140 ONE Gas, Inc. ................ 994,698
5,858 One Liberty Properties, Inc. REIT .. 99,416
13,130 Ooma, Inc.(a) ................. 198,788
13,279 Ormat Technologies, Inc. ......... 790,100
53 Orrstown Financial Services, Inc. ... 721
10,450 Orthofix Medical, Inc.(a) ......... 320,920
6,258 OrthoPediatrics Corp.(a) ......... 264,025
7,586 OSI Systems, Inc.(a) ............ 538,303
10,880 Otter Tail Corp. ............... 416,160
271,972 Pacira BioSciences, Inc.(a) ........ 14,308,447
119,525 Palomar Holdings, Inc.(a) ........ 10,917,413
7,645 Park Aerospace Corp. ............ 82,413
6,729 Park National Corp. ............ 577,079
1,554 Parke Bancorp, Inc. ............. 18,166
7,932 PC Connection, Inc. ............ 346,628
4,385 PCB Bancorp ................. 40,342
85,000 Penumbra, Inc.(a) .............. 18,862,350
11,500 Peoples Bancorp, Inc. ............ 230,805
18,180 Perficient, Inc.(a) ............... 712,838
17,324 Perspecta, Inc. ................. 370,734
15,281 Phibro Animal Health Corp. - Class A 354,443
9,520 Photronics, Inc.(a) .............. 113,098
39,918 Piedmont Office Realty Trust, Inc.
REIT ................... 647,071
7,322 PJT Partners, Inc. - Class A ....... 391,947
18,164 PNM Resources, Inc. ............ 767,066
21,459 Portland General Electric Co. ...... 946,986
6,103 Powell Industries, Inc. ........... 162,035
5,765 Power Integrations, Inc. .......... 703,503
23,301 Premier Financial Corp. .......... 411,962
526,631 Prestige Consumer Healthcare, Inc.(a) 19,585,407
9,964 PriceSmart, Inc. ................ 651,347
4,643 Primoris Services Corp. .......... 74,427
20,570 Progress Software Corp. .......... 717,070
225,000 Prosperity Bancshares, Inc. ........ 12,501,000
13,117 Protagonist Therapeutics, Inc.(a) ... 206,330
6,812 Providence Service Corp. (The)(a) .. 551,840
Shares Value
UNITED STATES (continued)
7,326 Provident Financial Services, Inc. ... $ 100,000
6,398 PS Business Parks, Inc. REIT ...... 882,604
16,384 Pure Cycle Corp.(a) ............. 147,948
1,950,000 Pure Storage, Inc. - Class A(a) ..... 34,827,000
3,304,860 PureTech Health Plc(a) .......... 11,831,376
469,709 Q2 Holdings, Inc.(a) ............ 44,176,131
8,280 QAD, Inc. - Class A ............ 327,143
9,082 QCR Holdings, Inc. ............ 271,370
51,913 Qualys, Inc.(a) ................ 6,410,217
4,189 Quanex Building Products Corp. ... 58,855
3,023 Quest Diagnostics, Inc. .......... 384,133
4,653 Quidel Corp.(a) ................ 1,314,333
16,235 R1 RCM, Inc.(a) ............... 221,932
49,200 Rambus, Inc.(a) ................ 726,192
610 Regional Management Corp.(a) .... 9,266
24,606 Rent-A-Center, Inc. ............. 711,606
2,400 Repligen Corp.(a) .............. 362,184
3,973 Repro-Med Systems, Inc.(a) ....... 41,438
28,896 Resources Connection, Inc. ....... 326,525
1,352 Retail Value, Inc. REIT .......... 17,116
22,736 Retrophin, Inc.(a) .............. 451,992
13,593 Revance Therapeutics, Inc.(a) ...... 319,164
19,118 Rhythm Pharmaceuticals, Inc.(a) ... 367,448
21,255 Rimini Street, Inc.(a) ............ 112,439
11,018 Riverview Bancorp, Inc. .......... 53,768
2,958 RLI Corp. .................... 260,689
9,800 RMR Group, Inc. (The) - Class A ... 281,848
7,492 Rocky Brands, Inc. ............. 170,443
17,541 Rosetta Stone, Inc.(a) ............ 469,573
5,548 RPT Realty REIT .............. 34,509
95,047 Rubius Therapeutics, Inc.(a) ....... 466,681
13,930 Rush Enterprises, Inc. - Class A .... 662,789
2,230 Safehold, Inc. REIT ............. 112,459
7,916 Safety Insurance Group, Inc. ...... 599,004
3,450 Saia, Inc.(a) ................... 412,103
775,000 SailPoint Technologies Holding, Inc.
(a) ...................... 24,412,500
1,000,000 Sally Beauty Holdings, Inc.(a) ..... 11,610,000
32,000 Samsonite International SA(a)(c) ... 29,993
3,230 Sanderson Farms, Inc. ........... 360,129
2,013 Sandy Spring Bancorp, Inc. ....... 46,541
4,575 Saul Centers, Inc. REIT .......... 140,498
5,111 SeaSpine Holdings Corp.(a) ....... 47,890
48,648 Seattle Genetics, Inc.(a) .......... 8,088,703
6,190 Select Medical Holdings Corp.(a) ... 117,858
140,354 Selective Insurance Group, Inc. .... 7,626,836
5,336 Seneca Foods Corp. - Class A(a) .... 209,064
440,000 Sensient Technologies Corp. ....... 22,972,400
50,000 Shake Shack, Inc. - Class A(a) ..... 2,427,500
14,401 Shenandoah Telecommunications Co. 723,938
83,304 Shockwave Medical, Inc.(a) ....... 4,108,553
6,198 Shore Bancshares, Inc. ........... 57,455
7,400 Sierra Bancorp ................. 130,092
34,383 SIGA Technologies, Inc.(a) ....... 220,739
935,000 Simply Good Foods Co. (The)(a) ... 22,477,400
18,165 Simulations Plus, Inc. ........... 1,278,816

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Shares Value
UNITED STATES (continued)
745 SJW Group ................... $ 46,533
1,359 SmartFinancial, Inc. ............. 19,379
5,797 Southern First Bancshares, Inc.(a) ... 141,447
2,536 Southern Missouri Bancorp, Inc. ... 55,310
11,494 Southwest Gas Holdings, Inc. ..... 800,442
11,741 SP Plus Corp.(a) ............... 186,564
12,391 Spero Therapeutics, Inc.(a) ........ 144,975
14,018 Spire, Inc. .................... 864,350
2,872 Spirit of Texas Bancshares, Inc.(a) ... 33,459
94,163 Splunk, Inc. (a) ................ 19,757,281
4,175 Sprouts Farmers Market, Inc.(a) .... 110,136
13,820 SPS Commerce, Inc.(a) .......... 1,038,849
399,424 STAAR Surgical Co.(a) .......... 23,242,483
1,507 Stamps.com, Inc.(a) ............. 392,242
5,783 Standard Motor Products, Inc. ..... 263,011
133,448 Standex International Corp. ....... 7,146,140
3,633 Stepan Co. ................... 396,724
312,080 STERIS Plc ................... 49,817,330
12,302 Stewart Information Services Corp. . 516,069
180,030 Stock Yards Bancorp, Inc. ......... 7,037,373
247,050 Stratasys Ltd.(a) ................ 3,700,809
628 Superior Group of Cos, Inc. ....... 12,089
2,518 Surmodics, Inc.(a) .............. 119,076
12,329 Sutro Biopharma, Inc.(a) ......... 95,796
21,880 Sykes Enterprises, Inc.(a) ......... 600,825
373,455 Synopsys, Inc.(a) ............... 74,399,705
25,706 Syros Pharmaceuticals, Inc.(a) ..... 243,950
11,040 Systemax, Inc. ................. 247,406
94,929 Tabula Rasa HealthCare, Inc.(a) .... 5,335,010
155,000 Tactile Systems Technology, Inc.(a) .. 6,351,900
13,080 TechTarget, Inc.(a) ............. 474,673
228,510 Teladoc Health, Inc.(a) .......... 54,300,831
153,133 Teleflex, Inc. .................. 57,133,922
27,250 Telenav, Inc.(a) ................ 141,291
751,875 Tenable Holdings, Inc.(a) ......... 25,511,119
51,769 Tesla, Inc.(a) .................. 74,069,014
14,515 Tetra Tech, Inc. ................ 1,286,755
2,096 Textainer Group Holdings Ltd.(a) .. 17,607
3,257 Tiptree, Inc. .................. 16,448
12,857 Tootsie Roll Industries, Inc. ....... 407,567
9,068 Towne Bank/Portsmouth VA ...... 159,960
32,471 Translate Bio, Inc.(a) ............ 493,234
12,100 Tredegar Corp. ................ 192,148
450,000 TreeHouse Foods, Inc.(a) ......... 19,719,000
1,150 Tribune Publishing Co. .......... 11,213
14,980 TriCo Bancshares ............... 419,440
450,000 TriMas Corp.(a) ............... 10,530,000
5,005 TrueBlue, Inc.(a) ............... 77,227
234,121 Trupanion, Inc.(a) .............. 11,839,499
14,638 TrustCo Bank Corp. NY ......... 84,754
9,050 TTEC Holdings, Inc. ........... 429,513
10,488 Twist Bioscience Corp.(a) ......... 587,748
5,174 UFP Technologies, Inc.(a) ........ 223,206
370,000 UMB Financial Corp. ........... 18,426,000
1,320 UMH Properties, Inc. REIT ...... 16,236
6,005 UniFirst Corp. ................. 1,119,812
Shares Value
UNITED STATES (continued)
17,812 United Fire Group, Inc. .......... $ 451,890
31,224 UNITY Biotechnology, Inc.(a) ..... 294,442
12,740 Universal Corp. ................ 537,118
7,742 Universal Health Realty Income Trust
REIT ................... 538,688
11,167 Universal Insurance Holdings, Inc. .. 195,534
16,400 Univest Financial Corp. .......... 250,756
3,453 Upland Software, Inc.(a) ......... 118,852
457,246 Upwork, Inc.(a) ................ 6,867,835
46,900 UroGen Pharma Ltd.(a) .......... 1,036,021
22,855 Urstadt Biddle Properties, Inc. REIT -
Class A .................. 224,208
7,291 US Ecology, Inc. ............... 252,852
2,653 US Physical Therapy, Inc. ......... 220,358
5,188 USANA Health Sciences, Inc.(a) ... 421,162
11,967 Vanda Pharmaceuticals, Inc.(a) ..... 120,627
17,963 Varex Imaging Corp.(a) .......... 281,660
11,420 Vector Group Ltd. .............. 100,724
345,580 Veeco Instruments, Inc.(a) ........ 4,672,242
9,503 Verint Systems, Inc.(a) ........... 426,590
221,495 Verisk Analytics, Inc. ............ 41,798,321
382,514 ViewRay, Inc.(a) ............... 1,059,564
7,452 Village Super Market, Inc. - Class A . 188,163
2,715 Vishay Precision Group, Inc.(a) .... 69,097
13,311 Vocera Communications, Inc.(a) ... 409,579
160,000 Washington Trust Bancorp, Inc. .... 5,334,400
16,941 Waterstone Financial, Inc. ........ 258,858
16,850 WaVe Life Sciences Ltd.(a) ........ 147,943
121,237 Wayfair, Inc. - Class A(a) ......... 32,259,953
6,535 WD-40 Co. .................. 1,284,454
12,885 Weis Markets, Inc. .............. 641,931
1,635,000 Welbilt, Inc.(a) ................ 9,940,800
18,098 Werner Enterprises, Inc. .......... 796,041
137,040 West Pharmaceutical Services, Inc. .. 36,845,945
5,854 Westwood Holdings Group, Inc. ... 66,501
291,700 WEX, Inc.(a) ................. 46,196,529
2,224 Winmark Corp. ................ 353,572
711,945 Wolverine World Wide, Inc. ...... 17,115,158
160,510 Workiva, Inc.(a) ............... 8,972,509
5,009 WSFS Financial Corp. ........... 142,907
661,890 Wyndham Hotels & Resorts, Inc. ... 29,229,062
3,358 X4 Pharmaceuticals, Inc.(a) ....... 24,916
11,683 Xperi Holding Corp. ............ 215,435
2,669,956 Yext, Inc.(a) ................... 44,908,660
6,274 Y-mAbs Therapeutics, Inc.(a) ...... 220,406
15,238 York Water Co. (The) ............ 705,672
111,597 Zillow Group, Inc. - Class A(a) .... 7,598,640
444,250 Zillow Group, Inc. - Class C(a) .... 30,382,257
40,990 Zscaler, Inc.(a) ................. 5,322,551
250,131 Zuora, Inc. - Class A(a) .......... 2,911,525
3,109,352,225
VIETNAM — 0.0%
430,683 PetroVietnam Drilling & Well Services
JSC(a) ................... 167,024

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
The following abbreviations are used in the report:
Shares Value
VIETNAM (continued)
291,550 Vietnam National Petroleum Group . $ 530,618
697,642
Total Common Stocks
(Cost $4,502,642,928)
5,460,159,693
RIGHTS/WARRANTS — 0.0%
AUSTRALIA — 0.0%
1,710 Centrebet Litigation Rights,
12/01/49(a)(b) ............. 0
1,710 Centrebet Litigation Units Rights,
Expire 12/01/49(a)(b) ....... 0
0
AUSTRIA — 0.0%
9,812 Intercell Contigent Value Rights AG,
Expire 05/22/29(a)(b) ....... 0
CANADA — 0.0%
160,499 Just Energy Group Rights, Expire
08/28/20(a) ............... 0
CHILE — 0.0%
9,023 Grupo Security Rights, Expire
08/19/2020(a) ............. 0
HONG KONG — 0.0%
35,000 Cathay Pacific Airways Ltd. Rights,
Expire 08/06/20(a) ......... 2,032
600 Legend Holdings Corp. Rights, Expire
12/31/20(a)(b) ............. 0
2,032
INDIA — 0.0%
35 PVR Ltd. Rights, Expire 07/31/20(a)
(b) ...................... 162
ITALY — 0.0%
6,833 Ascopiave Spa Rights, Expire
09/30/20(a) ............... 0
SINGAPORE — 0.0%
169,647 Ezion Holdings Ltd. Warrants, Expire
04/16/23(a) ............... 0
SOUTH AFRICA — 0.0%
2,250 Foschini Group Ltd. (The) Rights,
Expire 08/07/20(a) ......... 3,606
SPAIN — 0.0%
23,251 Cellnex Telecom SA Rights, Expire
08/11/20(a) ............... 97,229
UNITED KINGDOM — 0.0%
128,742 GVC Holdings Plc - CVR Shares,
Rights, Expire 12/31/30 (a)(b) .. 0
Shares Value
UNITED STATES — 0.0%
9,600 Ligand Pharmaceuticals Contingent
Value Rights(a)(b) .......... $ 0
Total Rights/Warrants
(Cost $1,825)
103,029
EXCHANGE-TRADED FUNDS — 9.4%
657,300 iShares Core S&P Small-Cap ETF .. 46,806,333
747,000 iShares MSCI Emerging Markets ETF 32,337,630
872,000 iShares MSCI Japan ETF ......... 47,375,760
49,805 iShares Russell 2000 ETF ......... 7,339,265
501,800 iShares Russell Mid-Cap Growth ETF 85,757,620
1,135,825 Vanguard Mid-Cap ETF ......... 197,962,939
974,500 Vanguard Small-Cap Growth ETF .. 205,902,105
Total Exchange-Traded Funds
(Cost $495,817,323)
623,481,652
INVESTMENT COMPANY — 0.5%
32,851,067 SEI Daily Income Trust Government
II Fund - Class A, 0.07%(d) ... 32,851,067
Total Investment Company
(Cost $32,851,067)
32,851,067
CASH SWEEP — 1.7%
114,312,688 Citibank - US Dollars on Deposit in
Custody Account, 0.12%(a) (d) . 114,312,688
Total Cash Sweep
(Cost $114,312,688)
114,312,688
TOTAL INVESTMENTS — 93.6%
(Cost $5,145,625,831)
$ 6,230,908,129
OTHER ASSETS IN EXCESS OF
LIABILITIES — 6.4%
429,130,350
NET ASSETS — 100.0%
$ 6,660,038,479
(a) Non-income producing security.
(b) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of fair valued securities is $331,451 which is 0.00% of net assets and the cost is $6,493,478.
(c) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers.
The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(d) The rate shown represents the current yield as of July 31, 2020.

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
ADR — American Depositary Receipt
CVR — Contingent Value Right
ETF — Exchange Traded Fund
FOR — Foreign Ownership Restrictions
GDR — Global Depositary Receipt
MSCI — Morgan Stanley Capital International Index
REIT — Real Estate Investment Trust
VVPR — Voter Verified Paper Record
Portfolio Diversification by Country (Unaudited)
Country
Percentage
of Net Assets
Argentina ................................... 0.4%
Australia .................................... 1.9
Austria ..................................... 0.0 *
Belgium .................................... 0.5
Bermuda .................................... 0.4
Brazil ...................................... 0.1
Canada ..................................... 2.4
Cayman Islands ............................... 0.0 *
Chile ...................................... 0.0 *
China ...................................... 2.6
Denmark ................................... 1.1
Finland ..................................... 0.4
France ...................................... 0.5
Georgia ..................................... 0.0 *
Germany .................................... 1.3
Greece ..................................... 0.1
Hong Kong .................................. 0.6
Hungary .................................... 0.0 *
Iceland ..................................... 0.0 *
India ....................................... 0.2
Indonesia ................................... 0.0 *
Ireland ..................................... 0.7
Isle of Man .................................. 0.0 *
Israel ....................................... 1.7
Italy ....................................... 0.8
Japan ...................................... 6.2
Jersey Channel Islands .......................... 0.3
Luxembourg ................................. 0.0 *
Malaysia .................................... 0.0 *
Mexico ..................................... 0.0 *
Netherlands .................................. 1.0
New Zealand ................................. 0.4
Norway ..................................... 0.1
Peru ....................................... 0.0 *
Philippines .................................. 0.0 *
Poland ..................................... 0.2
Portugal .................................... 0.0 *
Puerto Rico .................................. 0.0 *
Qatar ...................................... 0.0 *
Russia ...................................... 0.5
Singapore ................................... 0.2
South Africa ................................. 0.0 *
South Korea ................................. 0.7
Spain ...................................... 0.3
Sweden ..................................... 1.3
Switzerland .................................. 1.2
Country
Percentage
of Net Assets
Taiwan ..................................... 1.3%
Thailand .................................... 0.2
Turkey ..................................... 0.4
Ukraine ..................................... 0.0 *
United Arab Emirates .......................... 0.0 *
United Kingdom .............................. 5.3
United States ................................. 46.7
Vietnam .................................... 0.0 *
Others** .................................... 18.0
100.0%
*
Represents less than 0.01% of net assets.
** Includes cash and equivalents, exchange traded funds, rights/warrants, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.